Filed with the U.S. Securities and Exchange Commission on April 25, 2025
1933 Act Registration File No. 333-179562
1940 Act File No. 811-22668
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	1008	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	1009	[X]

(Check appropriate box or boxes.)
ETF SERIES SOLUTIONS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)

 (Registrant’s Telephone Number, including Area Code): (414) 516-1645

Kristina R. Nelson, President
ETF Series Solutions
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copy to:
Christopher D. Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on April 30, 2025 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	On (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box
    [ ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    Prospectus
April 30, 2025

U.S. Global ETFs

Exchange-Traded Funds (“ETFs”)
U.S. Global Jets ETF (NYSE Arca Ticker: JETS)
U.S. Global GO GOLD and Precious Metal Miners ETF (NYSE Arca Ticker: GOAU)
U.S. Global Sea to Sky Cargo ETF (NYSE Arca Ticker: SEA)
U.S. Global Technology and Aerospace & Defense ETF (NYSE Arca Ticker: WAR)

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

U.S. Global Jets ETF
U.S. Global GO GOLD and Precious Metal Miners ETF
U.S. Global Sea to Sky Cargo ETF
U.S. Global Technology and Aerospace & Defense ETF

U.S. GLOBAL JETS ETF - FUND SUMMARY

Investment Objective
The U.S. Global Jets ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the U.S. Global Jets Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategy
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is composed of the exchange-listed common stock (or depositary receipts) of U.S. and international passenger airlines, aircraft manufacturers, airports, terminal services companies, and airline-related internet media and services companies (e.g., websites for purchasing airline tickets), each as determined by independent industry listings (collectively, “Airline Companies”). The Index may include small-, mid-, and large-capitalization companies.
U.S. Global Jets Index
The Index tracks the performance of Airline Companies across the globe with an emphasis on domestic passenger airlines. The universe of Airline Companies is screened for investibility (e.g., must be listed on a securities exchange), a minimum market capitalization of $100 million, and liquidity (minimum average daily value traded). U.S. Global Investors, Inc., the Fund’s investment adviser (the “Adviser”), generally expects the Index to include 50 Airline Companies. The Index is rebalanced and reconstituted quarterly in March, June, September, and December.
At the time of each reconstitution of the Index, each of the four largest U.S. passenger airline companies, as measured primarily by their market capitalization and average dollar value traded and, to a lesser extent, their passenger load factor, receives a 10 percent weighting allocation of the Index. Each of the next eight largest U.S. or Canadian passenger airline companies receives a 3 percent weighting allocation of the Index.
The remaining Airline Companies meeting the Index criteria are then scored based on multiple fundamental factors. Their score is primarily driven by their cash flow return on invested capital (CFROIC) and average dollar value traded with additional inputs based on sales per share growth, gross margins, and sales yield. Each of the eight U.S. or Canadian companies with the highest composite scores receives a 2 percent weighting allocation of the Index, each of the 10 non-U.S. companies with the next highest composite scores receives a 1 percent weighting allocation of the Index, and each of the 20 non-U.S. companies with the next highest composite scores receives a 0.5 percent weighting allocation of the Index.
The Index was developed by U.S. Global Indices, LLC (the “Index Provider”), a wholly-owned subsidiary of the Adviser, in 2015 in anticipation of the commencement of operations of the Fund and is constructed using an objective, rules-based methodology.
The Index calculation agent is Indxx, LLC, which is not affiliated with the Fund, the Adviser, the Index Provider, or the Fund’s distributor. The Index calculation agent provides information to the Fund about the constituents of the Index and does not provide investment advice with respect to the desirability of investing in, purchasing or selling securities.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80 percent of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts).
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25 percent of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index, and consequently the Fund, will generally be concentrated in the securities of passenger airline companies.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds”.
•Airline Companies Risk. Airline Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Airline Companies may also be significantly affected by changes in fuel prices, which may be very volatile, the imposition of tariffs, and/or changes in labor relations and insurance costs. Airline Companies may also be highly dependent on aircraft or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft or equipment (e.g., the inability of a supplier to meet aircraft demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of Airline Companies.
Airline Companies operating airline-related internet media and services (e.g., websites for purchasing airline tickets) face intense competition, which may have an adverse effect on profit margins. Such companies may have limited product lines, markets, financial resources, or personnel, and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel, and competition from foreign competitors with lower production costs. Companies operating websites and other media may be heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect the profitability of these companies.
•Concentration Risk. The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in the securities of passenger airline companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, the airline industry may be out of favor and underperform other industries or groups of industries or the market as a whole.
•Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•Depositary Receipt Risk. Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
•Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value. Less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, trade wars and tariffs, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. There can be no assurance that an active trading market for such Shares will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region outside the United States or lists and trades its shares on a foreign exchange, it is more likely to be impacted by events or conditions affecting that country or region.
•Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.
•Large-Cap Companies Risk. The Fund may invest in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Cap Companies Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. Mid-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a RIC under Subchapter M of the Code.
•Passive Investment Risk. The Fund is not actively managed, and the Adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology.
•Securities Lending Risk. The Fund may engage in securities lending. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Tax Risk. To qualify for the favorable tax treatment generally available to a RIC, the Fund must satisfy, among other requirements described in the SAI, certain diversification requirements. Given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund were to fail to qualify as a RIC for a tax year, and the relief provisions are not available, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.

•Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.usglobaletfs.com.
Calendar Year Total Returns
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 32.31% for the quarter ended December 31, 2020, and the lowest quarterly return was -53.46% for the quarter ended March 31, 2020.
Average Annual Total Returns
For the Periods Ended December 31, 2024

U.S. Global Jets ETF	1 Year	5 Years	Since Inception (4/28/2015)
Return Before Taxes	33.13%	-4.10%	0.66%
Return After Taxes on Distributions	33.13%	-4.15%	0.52%
Return After Taxes on Distributions and Sale of Fund Shares	19.61%	-3.08%	0.49%
U.S. Global Jets Index (reflects no deduction for fees, expenses, or taxes)	33.47%	-3.57%	1.19%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.18%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Management
Investment Adviser
U.S. Global Investors, Inc. serves as investment adviser to the Fund.

Portfolio Managers
The Fund is managed by a team consisting of the following individuals: Frank E. Holmes, Chief Executive Officer and Director for the Adviser, has been a portfolio manager of the Fund since its inception in April 2015. Ralph P. Aldis, CFA, a Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in April 2015.
Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.usglobaletfs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

U.S. GLOBAL GO GOLD AND PRECIOUS METAL MINERS ETF - FUND SUMMARY

Investment Objective
The U.S. Global GO GOLD and Precious Metal Miners ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the U.S. Global Go Gold and Precious Metal Miners Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 116% of the average value of its portfolio.
Principal Investment Strategy
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is composed of the exchange-listed common stock (or American Depositary Receipts (“ADRs”)) of U.S. and international (including emerging markets) companies that earn at least 50 percent of their aggregate revenue from precious metals (“Precious Metals Companies”). Precious metals consist of gold, silver, platinum, and palladium. The Index may include small-, mid-, and large-capitalization companies.
U.S. Global Go Gold and Precious Metal Miners Index
The Index universe consists of the common stock or ADRs of Precious Metals Companies across the globe that earn at least 50 percent of their aggregate revenue from precious metals through active (i.e., mining or production) or passive (i.e., owning royalties or production streams) means. The universe of Precious Metals Companies is screened for investibility (e.g., must be listed on a securities exchange) and liquidity (minimum average daily value traded). Precious Metals Companies that rely primarily on debt to finance their business are eliminated from the Index. To qualify for inclusion in the Index, Precious Metals Companies must have their common stock or a sponsored ADR listed on one of the following exchanges: Toronto Stock Exchange, TSX Venture, New York Stock Exchange (main market only), Nasdaq, London Stock Exchange (main market only), Hong Kong Stock Exchange, Johannesburg Stock Exchange, or Australian Securities Exchange. As described below, at the time of each rebalance of the Index, at least 30% of the Index will be allocated to Precious Metals Companies whose stock is listed on an exchange in the United States or Canada and that earn a majority of their revenue from gold and silver, and the top three such companies will each receive a 10% Index allocation.
The Index is composed of four “tiers” of Precious Metals Companies based on certain fundamental factors, their country of listing, and other criteria described in the table below. Each tier will first be populated with Precious Metals Companies having a gross margin of at least 25% and whose business description includes the terms “royalty” or “streaming” (“Priority Companies”) before other Precious

Metals Companies are eligible to be included in the Index. Each Precious Metals Company included in the Index universe receives a composite score based on multiple fundamental factors. Composite scores for Priority Companies are based on their revenue per employee, operating cash flow per employee, and gross margin, and scores for other companies are based primarily on their operating-cash-flow-to-enterprise-value ratio.

Tier 1 (30%)
The three highest-scoring Precious Metals Companies that (i) derive a majority of their revenue from silver or gold, (ii) have their common stock listed on an exchange in the United States or Canada, and (iii) have a market capitalization of at least $1 billion are individually weighted at 10%.

Tier 2 (20%)
The next five highest-scoring Precious Metals Companies that (i)(a) have their common stock listed on an exchange in the United States or Canada or (b) have a U.S.-listed ADR and have their common stock listed on an exchange in Australia, South Africa, or the United Kingdom, and (ii) have a market capitalization of at least $400 million are individually weighted at 4%.

Tier 3 (30%)
The next ten highest-scoring Precious Metals Companies that (i)(a) have their common stock listed on an exchange in the United States or Canada or (b) have a U.S.-listed ADR and have their common stock listed on an exchange in Australia, South Africa, or the United Kingdom, and (ii) have a market capitalization of at least $300 million are individually weighted at 3%.

Tier 4 (20%)
The next ten highest-scoring Precious Metals Companies that (i) have their common stock listed on an exchange outside of the United States or Canada and (ii) have a market capitalization of at least $200 million are individually weighted at 2%.

U.S. Global Investors, Inc., the Fund’s investment adviser (the “Adviser”), generally expects the Index to include approximately 28 Precious Metals Companies. The Index is rebalanced and reconstituted quarterly.
The Index was developed in 2017 by U.S. Global Indices, LLC (the “Index Provider”), a wholly-owned subsidiary of the Adviser, in anticipation of the commencement of operations of the Fund and is constructed using an objective, rules-based methodology.
The Index calculation agent is Indxx, LLC, which is not affiliated with the Fund, the Adviser, the Index Provider, or the Fund’s distributor. The Index calculation agent provides information to the Fund about the constituents of the Index and does not provide investment advice with respect to the desirability of investing in, purchasing, or selling securities.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in Precious Metals Companies and at least 20% of its net assets (plus borrowings for investment purposes) in Precious Metals Companies that primarily derive their revenue from gold. The specific precious metals from which the Precious Metals Companies owned by the Fund derive their revenue may change over time, although the Adviser generally expects that the Fund will be predominantly invested in Precious Metals Companies that primarily derive their revenue from gold.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25 percent of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index, and consequently the Fund, will generally be concentrated in the metals and mining industry.
To the extent the Index has significant exposure to certain geographic regions, the Fund will have approximately the same exposure. The Adviser expects that the Index, and consequently the Fund, will generally have significant exposure to investments in Canada, Australia, the United States, and South Africa.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds”.
•Concentration Risk. The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in the securities of the metals and mining industry. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, the metals and mining industry may be out of favor and underperform other industries or groups of industries or the market as a whole.
•Currency Exchange Rate Risk. The Fund invests primarily in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•Depositary Receipt Risk. Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
•Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value. Less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, trade wars and tariffs, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. There can be no assurance that an active trading market for such Shares will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region outside the United States or lists and trades its shares on a foreign exchange, it is more likely to be impacted by events or conditions affecting that country or region.
◦Australia-Specific Risk. Because investments in the metals and mining industry may be geographically concentrated in Australian companies or companies that have a significant presence in Australia, investment results could be dependent on the financial condition of the Australian economy. Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.
◦Canada-Specific Risk. Because investments in the metals and mining industry may be geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the financial condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.
◦Investments in South Africa. South Africa’s economy exhibits characteristics of both a developed country and a developing country and has historically experienced extremely uneven distribution of wealth and income and high rates of unemployment. The securities markets in South Africa are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. In addition, South Africa’s currency has at times been at risk of devaluation due to inadequate foreign currency reserve. While economic reforms have been enacted in recent periods, there can be no assurance that these reforms will achieve the intended results. Furthermore, adverse social and economic conditions in a neighboring country may have a significant adverse effect on South Africa. Additionally, the agriculture and mining sectors of South Africa’s economy account for a large portion of its exports, and thus the South African economy is susceptible to fluctuations in these commodity markets. South Africa is located in a part of the world that has historically been prone to natural disasters, such as droughts, and is economically sensitive to environmental events. Any such event may adversely impact South Africa’s economy or business operations of companies in South Africa, causing an adverse impact on the value of the Fund.
•    Gold and Precious Metals Risk. The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the metals and mining industry. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s Share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The Index measures the performance of equity securities of Precious Metals Companies and does not measure the performance of direct investment in precious metals. Consequently, the Fund’s Share price may not move in the same direction and to the same extent as the spot prices of precious metals.

•Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.
•Market Capitalization Risk.
◦Large-Capitalization Investing. The Fund may invest in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. Mid-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a RIC under Subchapter M of the Code.
•Passive Investment Risk. The Fund is not actively managed, and the Adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology.
•Portfolio Turnover Risk. The Fund may trade all or a significant portion of the securities in its portfolio in connection with each rebalance and reconstitution of its Index. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.
•Securities Lending Risk. The Fund may engage in securities lending. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•    Tax Risk. To qualify for the favorable tax treatment generally available to a RIC, the Fund must satisfy, among other requirements described in the SAI, certain diversification requirements. Given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund were to fail to qualify as a RIC for a tax year, and the relief provisions are not available, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.
•Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year, 5-year, and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.usglobaletfs.com.

Calendar Year Total Returns
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 69.41% for the quarter ended June 30, 2020, and the lowest quarterly return was -31.04% for the quarter ended June 30, 2022.
Average Annual Total Returns
For the Periods Ended December 31, 2024

U.S. Global GO GOLD and Precious Metal Miners ETF	1 Year	5 Years	Since Inception (6/27/2017)
Return Before Taxes	13.66%	4.15%	8.11%
Return After Taxes on Distributions	13.23%	3.57%	7.70%
Return After Taxes on Distributions and Sale of Fund Shares	8.62%	3.19%	6.50%
U.S. Global Go Gold and Precious Metal Miners Index (reflects no deduction for fees, expenses, or taxes)	14.93%	5.20%	9.45%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	14.50%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Management
Investment Adviser
U.S. Global Investors, Inc. serves as investment adviser to the Fund.
Portfolio Managers
The Fund is managed by a team consisting of the following individuals: Frank E. Holmes, Chief Executive Officer and Director for the Adviser, has been a portfolio manager of the Fund since its inception in June 2017. Ralph P. Aldis, CFA, a Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in June 2017.
Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.usglobaletfs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

U.S. GLOBAL SEA TO SKY CARGO ETF - FUND SUMMARY

Investment Objective
The U.S. Global Sea to Sky Cargo ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the U.S. Global Sea to Sky Cargo Index (the “Index”).
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	2.33%
Total Annual Fund Operating Expenses	2.93%
Less: Fee Waiver and/or Expense Reimbursement	-2.28%
Less: Ratio of Tax Expenses to Average Net Assets	-0.05%
Ratio of Operational Expenses to Average Net Assets Excluding Tax Expense[1]	0.60%
(1) Pursuant to a contractual operating expense limitation between U.S. Global Investors, Inc., the Fund’s investment adviser (the “Adviser”), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b‑1 (collectively, “Excludable Expenses”)) do not exceed 0.60% for the first $100 million of the Fund’s average daily net assets and 0.70% for net assets greater than $100 million, through at least April 30, 2026, unless terminated sooner by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees” or the “Board”). To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed the applicable expense limitation. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund’s total expense ratio to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$691	$1,341	$3,088
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 133% of the average value of its portfolio.
Principal Investment Strategy
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is composed of the exchange-listed common stock (or depositary receipts) of marine shipping, air freight and courier, and port and harbor operating companies of any size across the globe in developed or emerging markets.
U.S. Global Sea to Sky Cargo Index
The Index tracks the performance of marine shipping, air freight and courier, and port and harbor operating companies (collectively, “Cargo Companies”).

At the time of each quarterly reconstitution and rebalance of the Index, 70% of the Index’s weight is allocated to marine shipping and port/harbor companies and 30% of the Index’s weight is allocated to air freight/courier companies. The universe of Cargo Companies is screened for investibility (e.g., must be listed on a securities exchange), a minimum market capitalization of $100 million, and a minimum three-month average dollar value traded of $5 million. As of March 31, 2025, the Index consisted of 28 Cargo Companies. The Index is reconstituted and rebalanced quarterly at the close of trading on the second Friday in each March, June, September, and December based on data as of a prior date (the “Selection Date”).
As of each Selection Date, each Cargo Company is ranked based on four factors (each assigned a factor weighting): cash flow return on invested capital (“CFROIC”) (33%), market capitalization (33%), earnings-to-price ratio (33%), and cash-flow-to-price ratio (1%). A composite score is assigned to each Cargo Company based on such rankings.
At the time of each reconstitution and rebalance of the Index, the top six marine shipping and port/harbor companies with the highest composite scores and a minimum market capitalization of US$400 million each receive a five percent weighting allocation of the Index; the next top seven marine shipping and port/harbor companies with the highest composite scores and a minimum market capitalization of US$300 million each receive a four percent weighting allocation of the Index; the next top six marine shipping and port/harbor companies with the highest composite scores and a minimum market capitalization of US$100 million each receive a two percent weighting allocation of the Index; and the top ten air freight/courier companies with the highest composite scores and a minimum market capitalization of US$200 million each receive a three percent weighting allocation of the Index.
As of March 31, 2025, the Index had significant exposure to companies in the United States, Japan, China/Hong Kong and Europe. The Index’s geographic exposure may change significantly with each reconstitution or based on market movements in between reconstitutions.
The Index was developed by U.S. Global Indices, LLC (the “Index Provider”), a wholly-owned subsidiary of the Adviser, in 2021 in anticipation of the commencement of operations of the Fund and is constructed using an objective, rules-based methodology.
The Index calculation agent is Indxx, LLC, which is not affiliated with the Fund, the Adviser, the Index Provider, or the Fund’s distributor. The Index calculation agent provides information to the Fund about the constituents of the Index and does not provide investment advice with respect to the desirability of investing in, purchasing or selling securities.
The Fund’s Investment Strategy
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in Cargo Companies. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25 percent of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index, and consequently the Fund, will generally be concentrated in the securities of Cargo Companies.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”
•Concentration in Cargo Companies Risk. The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in the securities of Cargo Companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, the marine shipping, port/harbor operators, and air freight/courier industries may be out of favor and underperform other industries or groups of industries or the market as a whole.

Cargo Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for marine shipping, ports, and air freight. Cargo Companies may also be significantly affected by changes in fuel prices, which may be very volatile, the imposition of tariffs or trade wars, changes in labor relations or availability, insurance costs, commodities prices in general, international politics and conflicts, changes in airborne or seaborne transportation patterns, changes to marine shipping and air freight routes, weather patterns and events, including hurricane activity, maritime accidents, canal closures, and port congestion. Cargo Companies may also be highly dependent on aircraft, ships, or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft, ships, or equipment (e.g., the inability of a supplier to meet demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of Cargo Companies.
•Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
•Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value. Less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, trade wars and tariffs, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. There can be no assurance that an active trading market for such Shares will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region outside the United States or lists and trades its shares on a foreign exchange, it is more likely to be impacted by events or conditions affecting that country or region.
◦China and Hong Kong-Specific Risk. Investments in the securities of Chinese issuers that trade on an exchange in Hong Kong subject the Fund to risks specific to China and Hong Kong. China and Hong Kong may be subject to considerable degrees of economic, political and social instability. China and Hong Kong are developing markets and demonstrate significantly higher volatility from time to time in comparison to developed markets. Over the past 25 years, the Chinese government has undertaken reform of economic and market practices and is expanding the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. China is also vulnerable economically to the impact of a public health crisis, which could depress consumer demand, reduce economic output, and potentially lead to market closures, travel restrictions, and quarantines, all of which would negatively impact China’s economy and could affect the economies of its trading partners. Further, any attempt by China to tighten its control over Hong Kong’s political, economic, legal or social policies may result in an adverse effect on Hong Kong’s markets.
For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as the Fund, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value.

◦Europe-Specific Risk. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (“EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
The UK formally exited from the EU on January 31, 2020 (known as “Brexit”), and effective December 31, 2020, the UK ended a transition period during which it continued to abide by the EU’s rules and the UK’s trade relationships with the EU were generally unchanged. Following this transition period, the impact on the UK and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, Europe and globally, which may adversely affect the value of the Fund’s investments.
Russia’s large-scale invasion of Ukraine on February 24, 2022 has led to various countries imposing economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions have also instituted broader sanctions on Russia. Further, as of the date of this Prospectus, the Russian securities markets effectively have not been open for trading by foreign investors since February 28, 2022. Russia’s military incursion and resulting sanctions could have a severe adverse effect on both regional and global economies, which in turn could affect the value of the Fund’s investments.
◦Taiwan-Specific Risk. Investments in Taiwanese issuers may subject the Fund to risks specific to Taiwan. The Taiwanese economy is dependent on the economies of Japan and China, as well as the United States, and negative changes in their economies or a reduction in purchases by any of them of Taiwanese products and services would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets.
•Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.
•Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
•Large-Cap Companies Risk. The Fund may invest in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
•Mid-Cap Companies Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. Mid-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
•Passive Investment Risk. The Fund is not actively managed, and the Adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology.
•Portfolio Turnover Risk. The Fund may trade all or a significant portion of the securities in its portfolio in connection with each rebalance and reconstitution of its Index. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•Securities Lending Risk. The Fund may engage in securities lending. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Small-Cap Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
•Tax Risk. To qualify for the favorable tax treatment generally available to a regulated investment company (“RIC”), the Fund must satisfy, among other requirements described in the SAI, certain diversification requirements. Given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund were to fail to qualify as a RIC for a tax year, and the relief provisions are not available, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.
•Tracking Error Risk. As with all index funds, the performance of the Fund and the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the most recent calendar year ended December 31. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.usglobaletfs.com.

Calendar Year Total Returns
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 20.09% for the quarter ended June 30, 2024, and the lowest quarterly return was -14.95% for the quarter ended December 31, 2024.
Average Annual Total Returns
For the Periods Ended December 31, 2024

U.S. Global Sea to Sky Cargo ETF	1 Year	Since Inception (1/19/2022)
Return Before Taxes	2.13%	-0.06%
Return After Taxes on Distributions	-2.40%	-3.12%
Return After Taxes on Distributions and Sale of Fund Shares	3.25%	-0.04%
U.S. Global Sea to Sky Cargo Index (reflects no deduction for fees, expenses, or taxes)	4.28%	2.14%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	25.02%	10.96%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Management
Investment Adviser
U.S. Global Investors, Inc. serves as investment adviser to the Fund.
Portfolio Managers
The Fund is managed by a team consisting of the following individuals: Frank E. Holmes, Chief Executive Officer and Director for the Adviser, has been a portfolio manager of the Fund since its inception in January 2022. Ralph P. Aldis, CFA, a Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in January 2022.

Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.usglobaletfs.com.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

U.S. Global Technology and Aerospace & Defense ETF Summary

Investment Objective
The U.S. Global Technology and Aerospace & Defense ETF (the “Fund”) seeks to provide capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.60%
(1) Estimated for the current fiscal year.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$61	$192
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period from December 27, 2024, through December 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategy
The Fund is an actively managed ETF that seeks to achieve its investment objective by investing in equity securities of companies that U.S. Global Investors, Inc. (the “Adviser”), the Fund’s investment adviser, believes may benefit from the development of products and services or technological innovations related to national defense efforts, including aerospace, physical, and cybersecurity defense, in preparation for or in response to domestic, regional, or global conflicts.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in a combination of equity securities of technology companies and aerospace and defense companies. The foregoing policy may be changed upon 60 days’ written notice to shareholders.
The Fund considers an issuer to be a technology company if at least 50% of its gross income or its net sales come from activities in technology-related industries or at least 50% of its total assets are devoted to producing revenues in technology-related industries. The Fund expects to achieve the majority of its exposure to technology companies by investing in issuers in the semiconductor industry.
The Fund considers an issuer to be an aerospace and defense company if it derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets in products, services, or technologies that are tied to the development of, or are otherwise instrumental in providing defense, security, and protection of sovereign states. These companies include firms that develop technologies and solutions that support national defense, cybersecurity, aerospace, boarder security, critical infrastructure, and public safety.

The Adviser selects individual companies to purchase or sell based primarily on internal research and quantitative and fundamental analyses that leverage insights from diverse sources, including internal and external research. The Fund may invest in companies of any market capitalization and may invest in equity securities issued by U.S. or foreign companies, including through American Depositary Receipts (“ADRs”). The foreign companies in which the Fund may invest include emerging markets.
The Fund concentrates its investments (that is, invests more than 25% of its net assets) in securities of companies in each of the aerospace & defense industry and the semiconductor industry. As of March 31, 2025, the Fund had significant exposure to companies in the United States and Europe, though this may change from time to time.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. The Fund’s strategy may result in the active and frequent trading of the Fund’s investments, which may result in significant portfolio turnover.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds”.
•Aerospace and Defense Companies Risk. The Fund will invest more than 25% of its net assets in companies in the aerospace & defense industry. Aerospace and defense companies are subject to numerous risks, including fierce competition, consolidation, adverse political, economic and governmental developments, substantial research and development costs, cuts in government funding, product and technology obsolescence, limited numbers of potential customers and decreased demand for new equipment. In addition, companies involved in the commercial aerospace industry are also subject to aircraft order cancellations, changes in aircraft-leasing contracts, excess capacity, cutbacks in profitable business travel, fuel price hikes, labor union settlements, adverse changes in international politics and relations, intense global competition, government regulation and cyclical market patterns. Aerospace and defense companies rely heavily on U.S. Government and other government demand for their products and services. As a result, these companies could be adversely impacted by future reductions or changes in government spending. Such government spending on aerospace and defense is not generally correlated with economic cycles, but rather with general political support for this type of spending. There is no assurance that future levels of spending on aerospace and defense will increase or that such spending will not decrease in the future. Competition, labor relations and the price of fuel can impact aerospace and defense companies. In addition, deregulation of airlines has substantially decreased the U.S. Government’s role in the air transport industry while promoting competition. However, the profitability of individual carriers as well as the entire industry could be impacted by the regulations and policies of various domestic and foreign governments.
•Currency Exchange Rate Risk. The Fund’s assets may include investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
•Cybersecurity Companies Risk. Companies in the cybersecurity field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cybersecurity companies may have limited product lines, markets, financial resources or personnel. The products of cybersecurity companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the cybersecurity field are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Additionally, companies in the cybersecurity field may be the target of cyber-attacks, which, if successful, could significantly or permanently damage a company’s reputation, financial condition and ability to conduct business in the future.
•Depositary Receipt Risk. Depositary Receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary Receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in Depositary Receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the Depositary Receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

•Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value. Less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies.
•Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, trade wars and tariffs, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although Shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. There can be no assurance that an active trading market for such Shares will develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
•Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region or lists and trades its shares on a foreign exchange, it is more likely to be impacted by events or conditions affecting that country or region.

◦Risks Related to Investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (“EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests. Acts of war in Europe, including Russia’s large-scale military invasion of Ukraine, and the resulting sanctions by and against European nations could also have a severe adverse effect on both European and global economies, which in turn could affect the value of the Fund’s investments.
•Industry Concentration Risk. Because the Fund’s assets will be concentrated in two industries, namely, the aerospace & defense industry and the semiconductor industry, the Fund is subject to loss due to adverse occurrences that may affect such industries as described in Aerospace and Defense Companies Risk and Semiconductor Company Risk.
•Limited Operating History Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
•Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
•Market Capitalization Risk.
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
•Semiconductor Company Risk. The Fund will invest more than 25% of its net assets in companies in the semiconductor industry. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Performance
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at https://usglobaletfs.com/fund/war/.
Management
Investment Adviser
U.S. Global Investors, Inc. serves as investment adviser to the Fund.
Portfolio Managers
The Fund is managed by a team consisting of the following individuals: Frank E. Holmes, Chief Executive Officer and Director for the Adviser; has been a portfolio manager of the Fund since its inception in December, 2024, Ralph P. Aldis, CFA, a Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in December, 2024, and Joanna Sawicka, a Portfolio Manager for the Adviser, has been a portfolio manager of the Fund since its inception in December, 2024.
Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://usglobaletfs.com/fund/war/.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS
Investment Objectives
Each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon written notice to shareholders.
U.S. Global Jets Index

Glossary
Passenger Load Factor: The ratio of revenue passenger miles to available seat miles for an airline.
Cash Flow Return On Invested Capital (CFROIC): A company’s net cash flow from operations divided by average invested capital.
Average Dollar Value Traded: The volume of a company’s shares traded over the past 3 months multiplied by its last closing price.
Sales Per Share Growth: A company’s last 12 months percent change in sales per share.
Gross Margin: A company’s gross income, divided by net sales or revenue.
Sales Yield: A company’s sales per share divided by its price per share.

An Airline Company is excluded from the Index if (i) its common stock is listed solely on a securities exchange in a country that does not allow the transfer of securities “free of payment” (e.g., Brazil, China, India, Russia, South Korea, Taiwan) and (ii) no depositary receipts for such company are listed on a securities exchange in a country other than those listed above.
At the time of each reconstitution of the Index, the minimum market capitalization and liquidity (minimum average daily value traded) are determined based on the aggregate net assets of investment products (including the Fund) tracking the Index. The minimum market capitalization increases from $100 million to $400 million if such products have net assets exceeding $1 billion. The minimum liquidity increases from $500,000 to $5 million if such products have net assets of $100 million to $1 billion and increases further to $6 million if such products have net assets of at least $1 billion.
U.S. Global Go Gold and Precious Metal Miners Index
Each company included in the U.S. Global Go Gold and Precious Metal Miners Index universe is scored based on multiple fundamental factors. The following definitions apply to the scoring criteria for Precious Metals Companies:
Gross Margin: A company’s sales revenue minus its cost of goods sold and depreciation, divided by sales revenue.
Operating-Cash-Flow-to-Enterprise-Value Ratio: A company’s cash from operations divided by its enterprise value.
Enterprise Value (EV): A company’s market capitalization of equity, plus debt, minority interest and preferred shares, less cash and cash equivalents.
Precious Metals Companies that earn revenue from precious metals through passive means may do so by owning royalties or production streams. Royalties are the right of a company to receive a percentage of the revenues generated from a mine’s production. Production streams are an arrangement where a company provides an upfront payment in exchange for the right to purchase all or a portion of certain metals produced from a mine and may specify a price for such metals in advance of production.
If a Precious Metals Company announces that it is being acquired by another company in exchange for shares of the other company, such Precious Metals Company will be removed from the Index. If a Precious Metals Company announces that it is acquiring another company, such Precious Metals Company will be removed from the Index if the Index Provider determines that the transaction is dilutive (i.e., such transaction is not expected to increase the acquiring firm’s per share revenue, cash flow, or reserves). In such event, the Precious Metals Company removed from the Index will not be eligible to be added to the Index for the two reconstitution dates following the company’s removal from the Index.
If a Precious Metals Company is removed from the Index due to its announcement of acquiring or being acquired by another company, the weight of such position will be re-allocated equally among the remaining Index constituents.
U.S. Global Sea to Sky Cargo Index

Glossary
Cash Flow Return On Invested Capital (CFROIC): A company’s net cash flow from operations divided by average invested capital.
Cash-Flow-to-Price Ratio: A company’s operating cash flow per share divided by its price per share.
Earnings-to-Price Ratio: A company’s earnings per share divided by its price per share.

The Index tracks the performance of marine shipping, air freight and courier, and port and harbor operating companies (as determined by the FactSet Revere Business and Industry Classification System (“FactSet RBICS”) or the North American Industry Classification

System (“NAICS”)). The Index uses industry data from FactSet RBICS to determine the companies included in the marine shipping and air freight/courier industries. FactSet RBICS determines a company’s classification using artificial intelligence that scans public filings and market data. To be classified by FactSet RBICS as a marine shipping company or an air freight/courier company, a company must derive at least 50% of its revenue from either the marine shipping or the air freight/courier industries or at least 50% of their revenue from a combination of the marine shipping and the air freight/courier industries.
The Index uses industry data from NAICS to determine the companies included in the port/harbor operating industries if those companies were not identified by FactSet RBICS as either marine shipping or air freight/courier companies. NAICS determines a company’s classification using U.S. Census data that considers the activities that generate the most revenue for a company.
A Cargo Company is excluded from the Index if (i) its common stock is listed solely on a securities exchange in a country that does not allow the transfer of securities “free of payment,” except Taiwan and South Korea, and (ii) no depositary receipts for such company are listed on a securities exchange in a country other than those that do not allow the transfer of securities “free of payment.”
The Index Provider’s Index Committee is responsible for setting policy, determining Index composition, and administering the Index in accordance with the Index methodology. The Index Provider cannot foresee all possible facts and circumstances that may render the inclusion or exclusion of a stock in or from the Index inappropriate for the investibility of the Index. Consequently, under unusual circumstances, the Index Committee may consider qualitative factors to include, exclude, adjust, or postpone the inclusion of a stock in the Index in keeping with the Index theme, and a stock may be considered for exclusion by the Index Committee on the basis of corporate governance, accounting policies, lack of transparency, and lack of representation, despite meeting all the criteria provided in the Index methodology.
U.S. Global Technology and Aerospace & Defense ETF
Temporary Defensive Positions
When the Adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest some or all of its assets directly or in other ETFs that invest in cash or cash equivalents, including but not limited to obligations of the U.S. government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a temporary defensive position, the Fund may not achieve its investment objective.
Manager of Managers Structure
Each Fund (except the U.S. Global Technology and Aerospace & Defense ETF) and the Adviser have received exemptive relief from the SEC permitting the Adviser (subject to certain conditions and the approval of the Funds’ Board of Trustees) to select or change sub-advisers without obtaining shareholder approval. The relief also permits the Adviser to materially amend the terms of agreements with a sub-adviser (including an increase in the fee paid by the Adviser to the sub-adviser (and not paid by the Funds)) or to continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services with Board approval, but without shareholder approval. Shareholders will be notified of any sub-adviser changes.
Principal Investment Risks
This section provides additional information regarding the principal risks described in each Fund Summary. As in each Fund Summary, the principal risks below are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk described below is considered a “principal risk” of investing in the applicable Fund, regardless of the order in which it appears. Each of the factors below could have a negative impact on the applicable Fund’s performance and trading prices.
•Aerospace and Defense Companies Risk (U.S. Global Technology and Aerospace & Defense ETF (the “War ETF”) only). The Fund will invest more than 25% of its net assets in companies in the aerospace & defense industry. Government aerospace and defense regulation and spending policies can significantly affect the aerospace & defense industry, as companies involved in the aerospace & defense industry rely to a large extent on U.S. (and other) government demand for their products and services. There are significant inherent risks in contracting with the U.S. government, which could have a material adverse effect on the business, financial condition and results of operations of industry participants, including: termination by the U.S. government of any contract as a result of a default by industry participants could subject them to liability for the excess costs incurred by the U.S. government in procuring undelivered items from another source; termination by the U.S. government of any contract for convenience generally would limit industry participants’ recovery to costs already incurred or committed and limit participants profit to work completed prior to termination; modification of U.S. government contracts due to lack of congressional funding or changes in such funding could subject certain contracts to termination or modification; failure to comply, even inadvertently, with the extensive and complex U.S. government laws and regulations applicable to certain U.S. government contracts and the laws governing the export of controlled products and commodities could subject industry participants to contract termination, civil and criminal penalties and, under certain circumstances, suspension from future U.S. government contracts and exporting of products for a specific period of time; results of routine U.S. government audits and review could, in certain circumstances, lead to adjustments to industry contract prices, which could be significant; and successful bids for U.S. government contracts or the profitability of such contracts, if awarded, cannot be guaranteed in the light of the competitive bidding atmosphere under which U.S. government contracts are awarded.
Furthermore, because companies involved in the aerospace & defense industry rely to a large extent on U.S. (and other) government demand for their products and services, those companies could be adversely impacted by future reductions or changes in government spending. Government spending in aerospace and defense generally is not correlated with any economic cycle, but rather, on the cycle of general political support for this type of spending. However, there is no assurance that future levels of aerospace and defense spending will increase or that levels of aerospace and defense spending will not decrease in the future.
In addition, competition within the industry, labor relations, and the price of fuel can affect the aerospace & defense industry. Airline deregulation has substantially diminished the U.S. government’s role in the air transport industry while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.
•Airline Companies Risk (U.S. Global Jets ETF (the “Jets ETF”) only). Airline Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Due to the discretionary nature of business and leisure travel spending, airline industry revenues are heavily influenced by the condition of the U.S. economy and economies in other regions of the world. Airline Companies may also be significantly affected by changes in fuel prices, which may be very volatile. Due to the competitive nature of the airline industry, Airline Companies may not be able to pass on increased fuel prices to customers by increasing fares. Airline Companies may also be significantly affected by the imposition of tariffs and/or changes in labor relations, insurance costs, and the imposition by the United States or other countries of taxes or tariffs applicable to airline travel, aircraft manufacturing, or aircraft sales. The trend in the United States has been to deregulate transportation companies, which could have a favorable long-term effect, but future government decisions could adversely affect Airline Companies. Airline Companies may also be highly dependent on aircraft or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft or equipment (e.g., the inability of a supplier to meet aircraft demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of Airline Companies.
Airline Companies operating airline-related internet media and services face intense competition, which may have an adverse effect on profit margins. Such companies may have limited product lines, markets, financial resources, or personnel, and their products may face obsolescence due to rapid technological developments and frequent new product introduction. Such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel, and competition from foreign competitors with lower production costs. Companies operating websites and other media may be heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect the profitability of these companies.
Beginning in the first quarter of 2020, some sectors of the economy and individual issuers, including Airline Companies, experienced particularly large losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic resulted in a wide range of social and economic disruptions, including closed borders and reduced or prohibited domestic or international travel. Such disruptions may reoccur in the future to a similar or greater extent. Travel restrictions imposed in the United States and other countries resulted in Airline Companies seeing dramatically reduced passenger demand and, consequently, reducing flight schedules at unprecedented rates. In particular, certain U.S. passenger airlines eliminated nearly all international flights for an undetermined length of time. The U.S. airline industry requested and received financial assistance from the U.S. government due to the impact of the pandemic; however, there can be no guarantee as to whether such assistance will be successful in supporting U.S. Airline Companies until the impact of the pandemic subsides.
In addition, the Russian invasion of Ukraine and the resulting Russian sanctions by Western countries, including the United States, Canada, European Union, Japan, United Kingdom, and others, as well as retaliatory measures by Russia, may have a significant impact on Airline Companies. Bans on oil and energy imports from Russia, as well as commitments to phase out such imports in the near future, by certain Western countries may increase the costs of jet fuel. In addition, certain Western nations have closed their airspace to all Russian airlines, as well as Russian-owned and Russian-operated aircraft. Also, Western companies have issued a recall of aircraft leased to Russian airlines and, in certain cases, have seized such aircraft located in Western airports. In response, Russia has closed its airspace to certain Western aircraft, and Russia has seized certain leased aircraft and equipment located in Russia. These actions may lead to higher ticket prices, flight cancellations, longer routes, fewer diversion airports (i.e., airports along a route where a plane can land safely if it is diverted), a decreased demand for travel, and the permanent loss of property for Western companies that leased aircraft to Russian airlines. Increased costs and reduced supply of certain metals exported from Russia, such as titanium, may also slow the production of aircraft and engines, making it more difficult for Airline Companies to increase passenger capacity and repair or upgrade their aircraft. These and any related events could significantly and adversely affect the Fund’s performance and the value of an investment in the Fund.
•Concentration in Cargo Companies Risk (U.S. Global Sea to Sky Cargo ETF (the “Sea ETF”) only). The Index, and consequently the Fund, is expected to concentrate its investments (i.e., hold more than 25% of its total assets) in the securities of Cargo Companies. As a result, the value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. In addition, at times, the marine shipping, port/harbor operators, and air freight/courier industries may be out of favor and underperform other industries or groups of industries or the market as a whole.
Cargo Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for marine shipping and air freight. Due to the discretionary nature of consumer spending on many goods that are shipped by air or sea, Cargo Companies’ revenues are heavily influenced by the condition of the U.S. economy and economies in other regions of the world. Cargo Companies may also be significantly affected by changes in fuel or oil prices, which may be very volatile. Due to the competitive nature of the marine shipping and air freight industries, Cargo Companies may not be able to pass on increased fuel prices to customers by increasing fees or prices. Cargo Companies may also be significantly affected by the imposition of tariffs, trade wars, and/or changes in labor relations or availability, insurance costs, and the imposition by the United States or other countries of taxes or tariffs applicable to ship or aircraft equipment.
Cargo Companies may also be highly dependent on aircraft, ships, or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft, ships, or equipment (e.g., the inability of a supplier to meet aircraft demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of Cargo Companies. Cargo Companies may be greatly affected by changes in statutes or regulations of the United States or other countries, which may affect levels of competition, the cost of providing marine shipping or air freight services, or the prices that they can charge customers. Cargo Companies are also subject to disruptions that may be caused by cyberattacks on their businesses, operations, or third-party companies on which they depend for part of their operations.
Additionally, marine shipping and port/harbor operating companies are subject to volatile fluctuations in the price and supply of steel, raw materials, and other products transported by containerships. In particular, a decreased demand for coal shipping resulting from a shift to cleaner fuel sources may negatively impact Cargo Companies. In addition, international politics and conflicts, changes in seaborne transportation patterns, changes to marine shipping and air freight routes, weather patterns and events, including hurricane activity and other natural disasters, maritime accidents, canal closures, port congestion, spill events, embargoes, acts of terrorism or piracy, and labor strikes, can significantly affect Cargo Companies involved in the maritime shipping of crude oil, dry bulk, and container cargo. Marine shipping and port/harbor operating companies are also subject to numerous safety, environmental, and other laws and regulations that impact their operations, are costly to comply with, and could expose them to materially adverse liabilities. Marine shipping and port/harbor operating companies may be negatively affected by capacity constraints at ports or a lack of available labor.
Air freight and courier companies are subject to the additional risk that a small number of companies may represent a large portion of the industry, and these companies can be particularly sensitive to adverse economic, regulatory, or financial developments. The air freight industry can also be significantly affected by policies of various domestic and foreign governments, which can affect the profitability of individual carriers as well as the entire industry. Air freight companies may also be affected by a significant reduction on the number of aircraft that are in current operation, which may limit an air freight company’s ability to take advantage of increased demand.
In addition, the Russian invasion of Ukraine and the resulting Russian sanctions by Western countries, including the United States, Canada, European Union, Japan, United Kingdom, and others, as well as retaliatory measures by Russia, may have a significant impact on Cargo Companies. Bans on oil and energy imports from Russia, as well as commitments to phase out such imports in the near future, by certain Western countries may increase the costs of fuel for shipping and air freight. In addition, certain Western nations have closed their ports and airspace to all Russian cargo ships and airlines, as well as Russian-owned and Russian-operated shipping vessels and aircraft. In response, Russia has closed its ports and airspace to certain Western vessels and aircraft. These actions may lead to higher shipping costs, longer routes, and fewer diversion ports and airports (i.e., ports and airports along a route where a ship or plane can be diverted safely in the case of an emergency). Increased costs and reduced supply of certain metals exported from Russia, such as titanium, may also slow the production of shipping vessels, aircraft and engines, making it more difficult for Cargo Companies to increase shipping or freight capacity and repair or upgrade their fleet. These and any related events could significantly and adversely affect the Fund’s performance and the value of an investment in the Fund.

•Concentration Risk. Each Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. In addition, at times, a Fund may concentrate in an industry that is out of favor and underperforms other industries or groups of industries or the market as a whole.
•Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investments and the value of your Shares. Because the Funds’ NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Funds may go down if the value of the local currency of the non-U.S. markets in which the Funds invest depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Funds’ holdings goes up. Conversely, the dollar value of your investment in the Funds may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Funds may change quickly and without warning, and you may lose money.
•Cybersecurity Companies Risk (War ETF only). Cybersecurity companies are particularly vulnerable to rapid changes in technology, rapid obsolescence of products and services, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs, evolving industry standards and frequent new product and service introductions. These companies may also be smaller and less experienced companies, with limited product or service lines, markets or financial resources and fewer experienced management or marketing personnel. Cybersecurity company stocks, especially those which are internet-related, have experienced extreme price and volume fluctuations in the past that have often been unrelated to their operating performance. As a result of these risks, the Fund’s investments can be adversely affected, and you may lose money on your investment in the Fund.
•Depositary Receipt Risk. The Funds may hold the securities of non-U.S. companies in the form of ADRs and Global Depositary Receipts (“GDRs”). ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange (“NYSE”). Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. GDRs are similar to ADRs, but may be issued in bearer form and are typically offered for sale globally and held by a foreign branch of an international bank. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. The underlying securities of the ADRs and GDRs in a Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of a Fund’s portfolio. In addition, because the underlying securities of ADRs and GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs and GDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for the shares.
•Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of the Funds to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Funds to decline in value.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Funds). Capital controls and/or sanctions may also impact the ability of the Funds to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Funds to decline in value.
◦Geopolitical Risk. Some countries and regions in which the Funds invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Funds’ exposure to the other risks described herein will likely increase. Each of the foregoing may negatively impact the Funds’ investments.
•Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; local, regional or global events such as acts of terrorism or war, including Russia’s invasion of Ukraine; market volatility related to global trade policy and the imposition of tariffs; and global or regional political, economic, public health, and banking crises. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.
•ETF Risks. Each Fund is an ETF, and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when such Fund’s primary listing exchange is open, each such Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
◦Trading. Although Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the

Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500® Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
•Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its Shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments.
•Geographic Investment Risk. To the extent that a Fund invests a significant portion of its assets in the securities of companies of a single country or region outside the United States or lists and trades its shares on a foreign exchange, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.
◦Australia-Specific Risk (Miners ETF only). Because investments in the metals and mining industry may be geographically concentrated in Australian companies or companies that have a significant presence in Australia, the Fund may be subject to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. As a result, the Australian economy is susceptible to fluctuations in the commodity markets. The Australian economy is also becoming increasingly dependent on its growing services industry. The Australian economy is dependent on trading with key trading partners, including the United States, China, Japan, Singapore, and certain European countries. Reduction in spending on Australian products and services, or changes in any of the economies, may cause an adverse impact on the Australian economy. The agricultural and mining sectors of Australia’s economy account for the majority of its exports. Australia is susceptible to fluctuations in the commodity markets and, in particular, in the price and demand for agricultural products and natural resources. Any negative changes in these sectors could have an adverse impact on the Australian economy. Additionally, Australia is located in a part of the world that has historically been prone to natural disasters, such as hurricanes and droughts, and is economically sensitive to environmental events. Any such event may adversely impact the Australian economy, causing an adverse impact on the value of the Fund’s Australian securities.
◦Canada-Specific Risk (Miners ETF only). Because investments in the metals and mining industry may be geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the financial condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.
◦China- and Hong Kong-Specific Risk (Sea ETF only). The economies of China and Hong Kong are subject to a considerable degree of economic, political and social instability:
•Political and Social Risk: The Chinese government is authoritarian and has periodically used force to suppress civil dissent. Disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. In addition, China continues to experience disagreements related to integration with Hong Kong and religious and nationalist disputes in Tibet and Xinjiang. There is also a greater risk in China than in many other countries of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Unanticipated political or social developments may result in sudden and significant investment losses. China’s growing income inequality and worsening environmental conditions also are factors that may affect the Chinese economy. China is also vulnerable economically to the impact of a public health crisis, which could depress consumer demand, reduce economic output, and potentially lead to market closures, travel restrictions, and quarantines, all of which would negatively impact China’s economy and could affect the economies of its trading partners.
•Government Control and Regulations: The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. There can be no assurance these reforms will continue or that they will be effective. Despite recent reform and privatizations, significant regulation of investment and industry is still pervasive, and the Chinese government may restrict foreign ownership of Chinese corporations and/or repatriate assets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information and/or political and social instability.
•Economic Risk: The Chinese economy has grown rapidly during the past several years and there is no assurance that this growth rate will be maintained. In fact, the Chinese economy may experience a significant slowdown as a result of, among other things, a deterioration in global demand for Chinese exports, as well as contraction in spending on domestic goods by Chinese consumers. In addition, China may experience substantial rates of inflation or economic recessions, which would have a negative effect on the economy and securities market. Delays in enterprise restructuring, slow development of well-functioning financial markets and widespread corruption have also hindered performance of the Chinese economy. China continues to receive substantial pressure from trading partners to liberalize official currency exchange rates. Chinese companies are subject to the risk that the U.S. government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons or funds from investing in certain Chinese issuers and a lack of transparency with respect to economic activity and transactions in China. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. It is unclear whether further tariffs and sanctions may be imposed or other escalating actions may be taken in the future.
•Expropriation Risk: The Chinese government maintains a major role in economic policymaking, and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property, or the imposition of restrictions on foreign investments and on repatriation of capital invested.
•Hong Kong Political Risk: Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region (SAR) of the PRC under the principle of “one country, two systems.” Although China is obligated to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Any attempt by China to tighten its control over Hong Kong’s political, economic, legal or social policies may result in an adverse effect on Hong Kong’s markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because the Fund’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV.
•Variable Interest Equity Investment Risk: For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as VIEs. In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as the Fund, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value.
While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by making them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of the Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.
◦Europe-Specific Risk (Sea ETF and War ETF only). The economies of Europe are highly dependent on each other, both as key trading partners and as in many cases as fellow members maintaining the euro. Reduction in trading activity among European countries may cause an adverse impact on each nation’s individual economies. European countries that are part of the Economic and Monetary Union of the EU are required to comply with restrictions on inflation rates, deficits, interest rates, debt levels, and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and recessions in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.
The United Kingdom (“UK”) formally exited from the EU on January 31, 2020 (known as “Brexit”), and effective December 31, 2020, the UK ended a transition period during which it continued to abide by the EU’s rules and the UK’s trade relationships with the EU were generally unchanged. Following this transition period, the impact on the UK and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, potentially lower economic growth on markets in the UK, Europe, and globally, and changes in legal and regulatory regimes to which certain Fund assets are or become subject, any of which may adversely affect the value of Fund investments.
The effects of Brexit will depend, in part, on agreements the UK negotiates to retain access to EU markets, including, but not limited to, current trade and finance agreements. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations, as the UK determines which EU laws to replace or replicate. The extent of the impact of the withdrawal negotiations in the UK and in global markets, as well as any associated adverse consequences, remain unclear, and the uncertainty may have a significant negative effect on the value of a Fund investments. If one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Russia’s large-scale invasion of Ukraine on February 24, 2022 has led to various countries imposing economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions have also instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. In response, the government of Russia has imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and the Russian currency have experienced significant declines. Further, as of the date of this Prospectus, the Russian securities markets effectively remain closed for trading by foreign investors and have not been open to foreign investors since February 28, 2022. Russia’s military incursion and resulting sanctions could have a severe adverse effect on both regional and global economies, which in turn could affect the value of the Fund’s investments.
◦Japan-Specific Risk (Sea ETF only). The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities and markets. While the Japanese economy has recently emerged from a prolonged economic downturn, Japan’s economic growth rate may remain relatively low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities and markets.
◦South Africa-Specific Risk (Miners ETF only). Because investments in the metals and mining industry may be geographically concentrated in South African companies or companies that have a significant presence in South Africa, investment results could be dependent on the financial condition of the South African economy. South Africa’s economy exhibits characteristics of both a developed country and a developing country and has historically experienced extremely uneven distribution of wealth and income and high rates of unemployment. The securities markets in South Africa are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control, and heavy regulation of labor and industry. In addition, South Africa’s currency has at times been at risk of devaluation due to inadequate foreign currency reserve. While economic reforms have been enacted in recent periods, there can be no assurance that these reforms will achieve the intended results. Furthermore, adverse social and economic conditions in a neighboring country may have a significant adverse effect on South Africa. Additionally, the agriculture and mining sectors of South Africa’s economy account for a large portion of its exports, and thus the South African economy is susceptible to fluctuations in these commodity markets. South Africa is located in a part of the world that has historically been prone to natural disasters, such as droughts, and is economically sensitive to environmental events. Any such event may adversely impact South Africa’s economy or business operations of companies in South Africa, causing an adverse impact on the value of the Fund.
◦Taiwan-Specific Risk (Sea ETF only). Investments in Taiwanese issuers may subject the Fund to risks specific to Taiwan. Taiwan has few raw material resources and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Taiwan’s economy is intricately linked with economies of Asian countries that have experienced over-extensions of credit, frequent and pronounced currency fluctuations, currency devaluations, currency repatriation, rising unemployment, and fluctuations in inflation. The Taiwanese economy is dependent on the economies of Japan and China, as well as the United States, and negative changes in their economies or a reduction in purchases by any of them of Taiwanese products and services would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets.
•Gold and Precious Metals Risk (Miners ETF only). The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the metals and mining industry. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s Share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The Index measures the performance of equity securities of Precious Metals Companies and does not measure the performance of direct investment in precious metals. Consequently, the Fund’s Share price may not move in the same direction and to the same extent as the spot prices of precious metals.
In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential, and the value of precious metals may be adversely affected, which could in turn affect the Fund’s returns. The production and sale of precious metals by governments, central banks, or other large holders can be affected by various economic, financial, social, and political factors, which may be unpredictable and may have a significant impact on the supply and prices of precious metals. Economic and political conditions in those countries that are the largest producers of precious metals may have a direct effect on the production and marketing of such metals and on sales of central bank holdings. Some precious metals mining operation companies may hedge their exposure to falls in precious metals prices by selling forward future production, which may result in lower returns during periods when the price of precious metals increases. The precious metals industry can be significantly affected by events relating to international political developments, the success of exploration projects, commodity prices, and tax and government regulations. If a natural disaster or other event with a significant economic impact occurs in a region where the companies in which the Fund invests operate, such disaster or event could negatively affect the profitability of such companies and, in turn, the Fund’s investment in them.
•Industry Concentration Risk (War ETF only). Because the Fund’s assets will be concentrated in two industries, the Fund is subject to loss due to adverse occurrences that may affect those industries, namely, the aerospace & defense industry and the semiconductor industry. To the extent the Fund concentrates in the securities of issuers in a particular industry, the Fund may face more risks than if it were diversified more broadly over numerous industries. Such industry-based risks, any of which may adversely affect the Fund may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry may be out of favor and underperform other industries or the market as a whole.
•Index Provider Risk (Jets ETF, Miners ETF, and Sea ETF only). There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders. To correct any such error, the Index Provider or its agents may carry out an unscheduled rebalance of the Index or other modification of Index constituents or weightings. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances also expose the Fund to additional tracking error risk. Errors in respect of the quality, accuracy, and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the Index is less commonly used as a benchmark by funds or advisers. For example, during a period where the Index contains incorrect constituents, the Fund tracking the Index would have market exposure to such constituents and would be underexposed to the Index’s other constituents. Such errors may negatively impact the Fund and its shareholders. The Index Provider and its agents rely on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.
•Limited Operating History Risk (Sea ETF and War ETF only). The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
•Management Risk (War ETF only). The Fund is actively managed and may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
•Market Capitalization Risk
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Mid-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
◦Small-Capitalization Investing (Miners ETF, Sea ETF and War ETF only). The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
•Non-Diversification Risk (Jets ETF, Miners ETF and War ETF only). Each Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on such Fund’s performance. However, each Fund intends to satisfy the diversification requirements for qualifying as a RIC under Subchapter M of the Code.

•Passive Investment Risk (Jets ETF, Miners ETF, and Sea ETF only). Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. Each Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, a Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index. The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.
•Portfolio Turnover Risk (Miners ETF, Sea ETF and War ETF only). The Fund may trade all or a significant portion of the securities in its portfolio in connection with each rebalance and reconstitution of its Index. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.
•Securities Lending Risk. Each Fund may engage in securities lending. A Fund may lose money if the borrower of the loaned securities delays returning in a timely manner or fails to return the loaned securities. Securities lending involves the risk that a Fund could lose money in the event of a decline in the value of collateral provided for loaned securities. In addition, a Fund bears the risk of loss in connection with its investment of the cash collateral it receives from a borrower. To the extent that the value or return of a Fund’s investment of the cash collateral declines below the amount owed to the borrower, a Fund may incur losses that exceed the amount it earned on lending the security.
•Semiconductor Company Risk (War ETF only). The Fund will invest more than 25% of its net assets in companies in the semiconductor industry. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.
•Tax Risk (Jets ETF, Miners ETF and Sea ETF only). To qualify for the favorable tax treatment generally available to RICs, the Funds must satisfy, among other requirements described in the SAI, certain diversification requirements. In particular, at the close of each quarter of a Fund’s taxable year: (A) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. While the weighting of the Index is not inconsistent with these rules, given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Funds to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Funds’ efforts to satisfy the diversification requirements may affect a Fund’s execution of their investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If a Fund were to fail to satisfy the diversification requirements, it could be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund were to fail to qualify as a RIC for a tax year, and the relief provisions are not available, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In such case, a Fund’s shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC.
•Tracking Error Risk (Jets ETF, Miners ETF and Sea ETF only). As with all index funds, the performance of each Fund and its respective Index may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by an Index. In addition, the Funds may not be fully invested in the securities of their respective Index at all times or may hold securities not included in the Index. A Fund may use a representative sampling strategy to achieve its investment objective, if the Fund’s Adviser believes it is in the best interest of the Fund, which generally can be expected to produce a greater non-correlation risk.
PORTFOLIO HOLDINGS INFORMATION
Information about the Funds’ daily portfolio holdings is available at www.usglobaletfs.com. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).
MANAGEMENT
Investment Adviser
U.S. Global Investors, Inc. (the “Adviser”) has managed various investment portfolios for clients since 1968, including other investment companies. The Adviser is a Texas corporation and is located at 7900 Callaghan Road, San Antonio, Texas 78229.
Jets ETF, Miners ETF and War ETF
The Adviser serves as the investment adviser and has overall responsibility for the general management and administration of the Jets ETF, Miners ETF and War ETF. The Adviser also arranges for transfer agency, custody, fund administration, distribution and all other related services necessary for the Funds to operate.
For the services it provides to the Jets ETF and Miners ETF, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.60% of each Fund’s average daily net assets. Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b‑1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and the unified management fee payable to the Adviser.
A discussion regarding the basis for the Board of Trustees’ most recent approval of the Funds’ Advisory Agreement is available in the Funds’ Annual Report to Shareholders, dated December 31, 2024 which is included in the Funds’ most recent Form N-CSR filing.
Sea ETF
Pursuant to an investment advisory agreement between the Trust, on behalf of the Sea ETF, and the Adviser, the Adviser manages and supervises the investment operations and business affairs of the Sea ETF. The Adviser also furnishes the Sea ETF with office space and certain administrative services and provides personnel needed to fulfill its obligations under the Advisory Agreement. For the services it provides to the Fund, the Fund pays the Adviser a management fee, which is calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.
The Sea ETF is responsible for its own operating expenses. However, pursuant to an operating expense limitation agreement between the Adviser and the Sea ETF, the Adviser has agreed to waive its management fees and/or reimburse expenses to ensure that the total amount of the Fund’s operating expenses (excluding Excludable Expenses) does not exceed 0.60% for the first $100 million of the Fund’s average daily net assets and 0.70% for net assets greater than $100 million. To the extent the Sea ETF incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed the applicable expense limitation. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s total expense ratio to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment. The Sea ETF must pay its current ordinary operating expenses before the Adviser is entitled to any recoupment of management fees and/or expenses. This operating expense limitation agreement is in effect through at least April 30, 2026, and may be terminated only by, or with the consent of, the Board of Trustees.
A discussion regarding the basis for the Board of Trustees’ most recent approval of the Fund’s Advisory Agreement is available in the Fund’s Annual Report to Shareholders, dated December 31, 2024 which is included in the Fund’s most recent Form N-CSR filing.

Portfolio Managers
The Funds are managed by a team consisting of the following individuals, each of whom is equally responsible for the day-to-day management of each Fund’s portfolio. Frank E. Holmes, Chief Executive Officer and Director for the Adviser since 1989, has been a portfolio manager of the Jets ETF since its inception in April 2015, of the Miners ETF since its inception in June 2017, of the Sea ETF since its inception in January 2022, and of the War ETF since its inception in December 2024. Ralph P. Aldis, CFA, has been a Portfolio Manager for the Adviser since 2001 and a portfolio manager of the Jets ETF since its inception in April 2015, of the Miners ETF since its inception in June 2017, of the Sea ETF since its inception in January 2022 and of the War ETF since its inception in December 2024. Joanna Sawicka, a Portfolio Manager for the Adviser since 2020, has been a portfolio manager of the War ETF since its inception in December, 2024, and served as an Investment Analyst since 2014 for the Adviser.
The Funds’ SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Shares of each Fund.
HOW TO BUY AND SELL SHARES
Each Fund issues and redeems Shares at NAV only in Creation Units. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by a Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.
Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.
When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.
Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.
Frequent Purchases and Redemptions of Shares
The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by a Fund in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.
Determination of Net Asset Value
Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business. The NAV for each Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.
In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by a Fund or is determined to be unreliable, the security will be valued by the Adviser at fair value pursuant to procedures established by the Adviser and approved by the Board (as described below).
Fair Value Pricing
The Adviser has been designated by the Board as the valuation designee for the Funds pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value Fund securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. The Board has appointed the Adviser as each Fund’s valuation designee to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. Accordingly, the Adviser has established procedures for its fair valuation of each Fund’s portfolio investments. Generally, when fair valuing a security held by a Fund, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, a Fund may not be able to obtain the fair value assigned to the security upon the sale of such security.
Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with a Fund.
Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends and Distributions
Each Fund intends to pay out dividends, if any, and distribute any net realized capital gains to its shareholders at least annually. Each Fund will declare and pay capital gain distributions, if any, in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Taxes
The following discussion is a summary of certain important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws. This summary does not apply to Shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to Shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.
Each Fund has elected or intends to elect and intends to qualify each year for treatment as a RIC. If a Fund meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (APs only).

Taxes on Distributions
Each Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.
Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Dividends received by a Fund from an ETF or underlying fund taxable as a RIC may be treated as qualified dividend income generally only to the extent so reported by such ETF or underlying fund. Corporate shareholders may be entitled to a dividends received deduction for the portion of dividends they receive from a Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations. Certain of a Fund’s investment strategies may limit its ability to make distributions eligible for the reduced rates applicable to qualified dividend income.
Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from a Fund.
U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).
You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.
If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in Shares and result in a higher capital gain or lower capital loss when the Shares are sold. After a shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits in respect of those Shares will be treated as gain from the sale of the Shares.
If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains from the sale or other disposition of Shares by non-U.S. shareholders generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if a tax treaty applies.
Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage (currently 24%) of the taxable distributions and sale proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that the shareholder is not subject to such withholding.

Taxes When Shares are Sold on the Exchange
Provided that a shareholder holds Shares as capital assets, any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.
The cost basis of Shares of a Fund acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
Taxes on Purchases and Redemptions of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether the wash sales rule applies and when a loss might be deductible.
A Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. Such Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause such Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, such Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.
Foreign Investments by the Funds
Interest and other income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the value of a Fund’s assets consists of certain foreign stock or securities, each such Fund will be eligible to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by such Fund during that taxable year. This means that investors would be considered to have received as additional income their respective Shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax. If a Fund does not so elect, each such Fund will be entitled to claim a deduction for certain foreign taxes incurred by such Fund. A Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in each Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.
DISTRIBUTION
The Distributor, Quasar Distributors, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
PREMIUM/DISCOUNT INFORMATION
Information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV per Share is available, free of charge, on the Funds’ website at www.usglobaletfs.com.
ADDITIONAL NOTICES
Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the ability of the Funds to track the total return performance of their respective Index or the ability of the Indexes identified herein to track the performance of their constituent securities. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Indexes, nor in the determination of the timing of, prices of, or quantities of the Shares to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares in connection with the administration, marketing, or trading of the Shares.
The Exchange does not guarantee the accuracy and/or the completeness of the Indexes or the data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares, or any other person or entity from the use of the Indexes or the data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Indexes or the data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
The Adviser, the Index Provider, and the Funds make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. The Index Provider is a licensor of certain trademarks, service marks and trade names of the Funds. The Index Provider has no obligation to take the needs of the Funds or the owners of Shares into consideration in determining, composing, or calculating the Index. The Index Provider is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of Shares to be issued or in the determination or calculation of the equation by which Shares are redeemable. The Funds and the Adviser do not guarantee the accuracy, completeness, or performance of the Index or the data included therein and shall have no liability in connection with the Index or Index calculation. The Index Calculation Agent maintains and calculates the Index used by the Funds. The Index Calculation Agent shall have no liability for any errors or omissions in calculating the Index.

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand each Fund’s financial performance for each Fund’s five most recent fiscal years (or the life of the Fund, if shorter). Certain information reflects financial results for a single Share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Financial Statements and Additional Information, which is available upon request and as part of the Funds’ most recent Form N-CSR, which can be located on the SEC’s website.

U.S. Global Jets ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year

	Year Ended December 31,
	2024		2023		2022		2021		2020
PER SHARE DATA:
Net asset value, beginning of year	$19.06		$17.09		$21.09		$22.36		$31.50

INVESTMENT OPERATIONS:
Net investment income (loss) (a)	0.12		0.01		(0.02)		(0.12)		(0.05)
Net realized and unrealized gain (loss) on investments	6.20		1.96		(3.98)		(1.01)		(9.08)
Total from investment operations	6.32		1.97		(4.00)		(1.13)		(9.13)
Net investment income	—		—		—		—		(0.00)	(b)
Net realized gains	—		—		—		(0.14)		(0.01)
Total distributions	—		—		—		(0.14)		(0.01)

ETF transaction fees per share	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)
Net asset value, end of year	$25.38		$19.06		$17.09		$21.09		$22.36

Total return	33.13%		11.51%		-18.96%		-5.05%		-28.99%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$1,070,873		$1,686,879		$1,971,734		$3,231,230		$2,903,357

Ratio of expenses to average net assets	0.60%		0.60%		0.60%		0.60%		0.60%
Ratio of net investment income (loss) to average net assets	0.59%		0.04%		(0.12%)		(0.50%)		(0.28%)
Portfolio turnover rate (c)	40%		44%		43%		54%		88%

(a)Net investment income/(loss) per share has been calculated based on average shares outstanding during the year.
(b)Amount represents less than $0.005 per share.
(c)Portfolio turnover rate excludes in-kind transactions.

U.S. Global GO GOLD and Precious Metal Miners ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year

	Year Ended December 31,
	2024	2023		2022		2021		2020
PER SHARE DATA:
Net asset value, beginning of year	$17.05	$15.55		$17.88		$19.84		$17.45

INVESTMENT OPERATIONS:
Net investment income (a)	0.10	0.17		0.23		0.23		0.07
Net realized and unrealized gain (loss) on investments	2.23	1.50		(2.32)		(1.96)		3.54
Total from investment operations	2.33	1.67		(2.09)		(1.73)		3.61

LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.17)		(0.24)		(0.08)		(0.05)
Net realized gains	—	—		—		(0.15)		(1.18)
Total distributions	(0.40)	(0.17)		(0.24)		(0.23)		(1.23)
ETF transaction fees per share	—	0.00	(b)	0.00	(b)	0.00	(b)	0.01
Net asset value, end of year	$18.98	$17.05		$15.55		$17.88		$19.84

Total return	13.66%	10.67%		-11.67%		-8.72%		20.85%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$85,391	$91,198		$82,424		$92,963		$108,114
Ratio of expenses to average net assets	0.60%	0.60%		0.60%		0.60%		0.60%
Ratio of net investment income to average net assets	0.50%	1.02%		1.40%		1.20%		0.37%
Portfolio turnover rate (c)	116%	79%		106%		81%		130%

(a)Net investment income per share has been calculated based on average shares outstanding during the year.
(b)Amount represents less than $0.005 per share.
(c)Portfolio turnover rate excludes in-kind transactions.

U.S. Global Sea to Sky Cargo ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended December 31,			Period Ended December 31,
	2024	2023		2022(a)
PER SHARE DATA:
Net asset value, beginning of year/period	$15.06	$13.87		$20.00

INVESTMENT OPERATIONS:
Net investment income (b)	1.04	1.68		2.40
Net realized and unrealized gain (loss) on investments	(0.73)	0.99		(5.99)
Total from investment operations	0.31	2.67		(3.59)

LESS DISTRIBUTIONS FROM:
Net investment income	(2.40)	(1.48)		(2.59)
Total distributions	(2.40)	(1.48)		(2.59)
ETF transaction fees per share	—	0.00	(c)	0.05
Net asset value, end of year/period	$12.97	$15.06		$13.87

Total return (d)	2.13%	19.09%		-17.92%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (in thousands)	$6,161	$5,272		$4,854
Ratio of Expenses to Average Net Assets:
Before expense reimbursement/recoupment (e)	2.93%	3.99%		2.29%
After expense reimbursement/recoupment (e)(f)	0.65%	0.60%		0.60%
Ratio of tax expenses to average net assets (e)	0.05%	—%		—%
Ratio of operational expenses to average net assets excluding tax expense (e)	0.60%	0.60%		0.60%
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment (e)	4.09%	7.90%		11.86%
After expense reimbursement/recoupment (e)	6.37%	11.29%		13.55%
Portfolio turnover rate (d)(g)	133%	98%		103%

(a)Inception date of the Fund was January 19, 2022.
(b)Net investment income per share has been calculated based on average shares outstanding during the year/period.
(c)Amount represents less than $0.005 per share.
(d)Not annualized for periods less than one year.
(e)Annualized for periods less than one year.
(f)Pursuant to a contractual operating expense limitation between the Adviser and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Operating Expenses do not exceed 0.60% through at least April 30, 2026. To the extent the Fund incurs Excludable Expenses, such as tax expenses, Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement will exceed the applicable expense limitation.
(g)Portfolio turnover rate excludes in-kind transactions.

U.S. Global Technology and Aerospace & Defense ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended December 31,
	2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income (b)	0.00	(c)
Net realized and unrealized loss on investments	(0.27)
Total from investment operations	(0.27)
Net asset value, end of period	$19.73

Total return (d)	-1.34%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$987
Ratio of expenses to average net assets (e)	0.60%
Ratio of net investment income to average net assets (e)	1.60%
Portfolio turnover rate (d)(f)	0%

(a)Inception date of the Fund was December 27, 2024.
(b)Net investment income per share has been calculated based on average shares outstanding during the period.
(c)Amount represents less than $0.005 per share.
(d)Not annualized for periods less than one year.
(e)Annualized for periods less than one year.
(f)Portfolio turnover rate excludes in-kind transactions.

U.S. Global Jets ETF
U.S. Global GO GOLD and Precious Metal Miners ETF
U.S. Global Sea to Sky Cargo ETF
U.S. Global Technology and Aerospace & Defense ETF

Adviser	U.S. Global Investors, Inc. 7900 Callaghan Road San Antonio, Texas 78229	Distributor	Quasar Distributors, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Index Provider	U.S. Global Indices, LLC 7900 Callaghan Road San Antonio, Texas 78229	Index Calculation Agent	Indxx, LLC 470 Park Avenue South, Suite 8S New York, New York 10016
Custodian	U.S. Bank National Association 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212	Transfer Agent, Fund Accountant and Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, DC 20004-2541	Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, Pennsylvania 19103
Investors may find more information about the Funds in the following documents:
Statement of Additional Information: The Funds’ SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI dated April 30, 2025, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.
Annual/Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.
You can obtain free copies of these documents, request other information or make general inquiries about the Funds by calling 1-800-617-0004.
Shareholder reports and other information about the Funds are also available:
•    Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•    Free of charge from the Funds’ Internet website at www.usglobaletfs.com; or
•    For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-22668)

U.S. Global Jets ETF (JETS)
U.S. Global GO GOLD and Precious Metal Miners ETF (GOAU)
U.S. Global Sea to Sky Cargo ETF (SEA)
U.S. Global Technology and Aerospace & Defense ETF (WAR)
each a series of ETF Series Solutions
Listed on NYSE Arca, Inc.
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2025
This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the U.S. Global Jets ETF (the “Jets ETF”), the U.S. Global GO GOLD and Precious Metal Miners ETF (the “Miners ETF”), the U.S. Global Sea to Sky Cargo ETF (the “Sea ETF”) and U.S. Global Technology and Aerospace & Defense ETF (the “War ETF”) (each, a “Fund” and, collectively, the “Funds”), each a series of ETF Series Solutions (the “Trust”), dated April 30, 2025 as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge, by calling the Funds at 1-800-617-0004, or by visiting www.usglobaletfs.com.
The Funds’ audited financial statements for the fiscal year ended December 31, 2024 are incorporated into this SAI by reference to the Funds’ Annual Financial Statements and Additional Information dated December 31, 2024. A copy of the Funds’ Annual Financial Statements and Additional Information as well as the Funds’ Annual Report, each of which was filed as part of the Funds’ most recent Form N-CSR, may be obtained at no charge by contacting the Funds at the address or phone number noted above.

GENERAL INFORMATION ABOUT THE TRUST
The Trust is an open-end management investment company consisting of multiple investment series. This SAI relates to the Funds. The Trust was organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company, and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). U.S. Global Investors, Inc. (“U.S. Global” or the “Adviser”) serves as investment adviser to the Funds. The investment objective of each Fund is to seek investment results that, before fees and expenses, track the performance of its underlying index (the “Index”).
Each Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally issues Shares in exchange for (a)(i) a basket of securities (“Deposit Securities”) and/or (ii) the cash value (i.e., the cash in lieu amount) of any or all of the Deposit Securities (“Deposit Cash”) and (b) a specified cash payment (“Cash Component”). Each Fund also generally redeems its Shares only in Creation Unit aggregations for (a)(i) a basket of securities included in its portfolio (“Fund Securities”) and/or (ii) the cash value (i.e., the cash in lieu amount) of the Fund Securities and (b) a specified cash payment (“Cash Redemption Amount”). The Trust reserves the right to permit or require the substitution of a cash in lieu amount to replace any Deposit Security or any Fund Security in connection with the purchase or redemption, respectively, of a Creation Unit. Shares are listed on the NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of the Jets ETF, War ETF, and the Miners ETF generally consists of 50,000 Shares, and a Creation Unit of the Sea ETF generally consists of 25,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS
Each Fund’s investment objective and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.
With respect to each Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.
Diversification
The Sea ETF is “diversified” within the meaning of the 1940 Act. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer, other than investments in cash and cash items (including receivables), U.S. government securities, and securities of other investment companies. The remaining 25% of the Fund’s total assets do not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of a single issuer or a small number of issuers. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). See “Federal Income Taxes” below for details.
Non-Diversification
Each of the Jets ETF, Miners ETF and War ETF is classified as a non-diversified investment company under the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its total assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. The securities of a particular issuer
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may constitute a greater portion of the Index and, therefore, those securities may constitute a greater portion of a Fund’s portfolio. This may have an adverse effect on a Fund’s performance or subject Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, each Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the Code. In particular, as a Fund’s size grows and its assets increase, it will be more likely to hold more than 10% of the securities of a single issuer if the issuer has a relatively small public float as compared to other components in the Index.
Although each of the Jets ETF, Miners ETF and War ETF is non-diversified for purposes of the 1940 Act, the Funds intend to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a RIC for purposes of the Code. Compliance with the diversification requirements of the Code may limit the investment flexibility of the Funds and may make it less likely that the Funds will meet their investment objectives. To qualify as a RIC under the Code, a Fund must meet the Diversification Requirement described in the section titled “Federal Income Taxes” in this SAI.
General Risks
The value of a Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in a Fund could lose money over short or long periods of time.
There can be no guarantee that a liquid market for the securities held by a Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid-ask spreads are wide.
Cyber Security Risk. Investment companies, such as the Funds, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting a Fund or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact a Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject a Fund to regulatory fines or financial losses, and cause reputational damage. A Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investments in such portfolio companies to lose value.
Recent Events. Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and, in many cases, unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic resulted in a wide range of social and economic disruptions, including closed borders, voluntary or compelled quarantines of large populations, stressed healthcare systems, reduced or prohibited domestic or international travel, and supply chain disruptions affecting the United States and many other countries. Some sectors of the economy and individual issuers experienced particularly large losses as a result of these disruptions. Although the immediate effects of the COVID-19 pandemic have begun to dissipate, global markets and economies continue to contend with the ongoing and long-term impact of the COVID-19 pandemic and the resultant market volatility and economic disruptions. It is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine, and may impose sanctions on other countries that provide military or economic support to Russia. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States and the United Kingdom have banned oil and other energy imports from Russia, and the European Union has banned most Russian crude oil imports and refined petroleum products, with limited exceptions. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory
3

actions or countermeasures that may be taken by those subject to sanctions, including cyber attacks) are impossible to predict, but could result in significant market disruptions, including in certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to Russian issuers or issuers in other countries affected by the invasion.
Index Calculation (Jets ETF, Sea ETF, and Miners ETF only). To minimize any potential for conflicts caused by the fact that U.S. Global Indices, LLC, an affiliate of the Adviser, acts as Index provider (“Index Provider”) to the Funds, U.S. Global Indices, LLC has retained an unaffiliated third party to calculate each Index (the “Calculation Agent”). The Calculation Agent, using the rules-based methodology, will calculate, maintain and disseminate each Index on a daily basis. The Index Provider will monitor the results produced by the Calculation Agent to help ensure that each Index is being calculated in accordance with the rules-based methodology. In addition, the Index Provider and Adviser have established policies and procedures designed to prevent non-public information about pending changes to the Index from being used or disseminated in an improper manner. Furthermore, the Index Provider and Adviser have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Fund’s portfolio strategies.
Description of Permitted Investments
The following are descriptions of the Funds’ permitted investments and investment practices and the associated risk factors. A Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with a Fund’s investment objective and permitted by the Fund’s stated investment policies. Each of the permitted investments described below applies to each Fund unless otherwise noted.
Borrowing. Although the Funds do not intend to borrow money, a Fund may do so to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. A Fund will borrow money only for short-term or emergency purposes. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the borrowing Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Depositary Receipts. To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer; however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.
The Funds will not invest in any unlisted Depositary Receipts or any Depositary Receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored. However, a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the Depositary Receipts. The use of a Depositary Receipt may increase tracking error relative to the applicable Index if the Index includes the foreign security instead of the Depositary Receipt.
Equity Securities. Equity securities, such as the common stocks of an issuer, are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in a Fund’s portfolio may also cause the value of the Fund’s Shares to decline.
An investment in the Funds should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of a Fund’s portfolio securities and therefore a decrease in
4

the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, public health, or banking crises.
Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.
When-Issued Securities: A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When a Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, a Fund may miss the opportunity to obtain the security at a favorable price or yield.
When purchasing a security on a when-issued basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because a Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.
Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. A Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. A Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.
Types of Equity Securities:
Common Stocks — Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.
Preferred Stocks — Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.
Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.
Rights and Warrants — A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Medium-Sized Companies — Investors in medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The
5

securities of medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.
Real Estate Investment Trusts (“REITs”) — A U.S. REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.
REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.
REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of a Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.
Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of such Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.
In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code or fail to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Smaller-Sized Companies — Investors in smaller-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their smaller size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of smaller-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of smaller capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.
Tracking Stocks — The Fund may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Illiquid Investments. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments, as such term is defined by Rule 22e-4 under the 1940 Act. A Fund may not invest in illiquid investments if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid investments. Illiquid investments include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid investments readily or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Fund that are eligible for resale pursuant to Rule
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144A, except for certain 144A bonds, will be monitored by a Fund on an ongoing basis. In the event that more than 15% of a Fund’s net assets are invested in illiquid investments, the Fund, in accordance with Rule 22e-4(b)(1)(iv), will report the occurrence to both the Board and the SEC and seek to reduce its holdings of illiquid investments within a reasonable period of time.
Investment Company Securities. The Funds may invest in the securities of other investment companies, including ETFs and money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act and Rule 12d1-4 under the 1940 Act. Investing in another pooled vehicle exposes a Fund to all the risks of that pooled vehicle. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that such Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of such Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of such Fund) having an aggregate value in excess of 10% of the value of the total assets of the applicable Fund. To the extent allowed by law or regulation, the Funds may invest their assets in securities of investment companies that are money market funds in excess of the limits discussed above.
The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 under the 1940 Act, which provide an exemption from Section 12(d)(1) that allow a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) a Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on a Fund’s Shares is no greater than the limits set forth in Rule 2341 of the Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”). In addition, the Funds may invest beyond the limits of Section 12(d)(1) subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that the Funds enter into an agreement with the acquired company.
If a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies (“Investing Funds”) in the securities of other registered investment companies, including the Funds. The acquisition of Shares by Investing Funds is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act such as Rule 12d1-4, subject to certain terms and conditions, including that the Investing Fund enter into an agreement with the Funds regarding the terms of the investment.
Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.
The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
MLPs are generally treated as partnerships for U.S. federal income tax purposes. When the Funds invest in the equity securities of an MLP or any other entity that is treated as a partnership for U.S. federal income tax purposes, the Funds will be treated as a partner in the entity for tax purposes. Accordingly, in calculating a Fund’s taxable income, it will be required to take into account its allocable share of the income, gains, losses, deductions, and credits recognized by each such entity, regardless of whether the entity distributes cash to the Fund. Distributions from such an entity to a Fund are not generally taxable unless the cash amount (or, in certain cases, the fair market value of marketable securities) distributed to the Fund exceeds the Fund’s adjusted tax basis in its interest in the entity. In general, the Funds’ allocable share of such an entity’s net income will increase the Funds’ adjusted tax basis in its interest in the entity, and distributions to the Funds from such an entity and the Funds’ allocable share of the entity’s net losses will decrease the Funds’ adjusted basis in its interest in the entity, but not below zero. The Funds may receive cash distributions from such an entity in excess of the net amount of taxable income the Funds are allocated from their investment in the entity. In other circumstances, the net amount of taxable income the Funds are allocated from their investment in such an entity may exceed cash distributions received from the entity. Thus, the Funds’ investments in
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such an entity may lead the Funds to make distributions in excess of their earnings and profits, or the Funds may be required to sell investments, including when not otherwise advantageous to do so, in order to satisfy the distribution requirements applicable to RICs under the Code.
Depreciation or other cost recovery deductions passed through to the Fund from any investments in MLPs in a given year will generally reduce the Funds’ taxable income, but those deductions may be recaptured in the Funds’ income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to the Funds’ shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the Funds at the time the deductions were taken, and even though those shareholders may not have corresponding economic gain on their shares at the time of the recapture. To distribute recapture income or to fund redemption requests, the Funds may need to liquidate investments, which may lead to additional taxable income.
Money Market Instruments. The Funds may invest a portion of their assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the Funds may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Funds; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Non-U.S. Securities. The Funds invest in non-U.S. equity securities. Investments in non-U.S. equity securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to foreign government taxes. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Since foreign exchanges may be open on days when the Funds do not price their Shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Funds more volatile and potentially less liquid than other types of investments.
Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, a Fund’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to a Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause a Fund to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.
Set forth below for certain markets in which a Fund may invest are brief descriptions of some of the conditions and risks in each such market.
Investments in Australia. Because investments in the metals and mining industry may be geographically concentrated in Australian companies or companies that have a significant presence in Australia, investment results could be dependent on the financial condition of the Australian economy. Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on
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exports from the agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.
Investments in Canada. Because investments in the metals and mining industry may be geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the financial condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.
Investments in Denmark. Denmark’s industrialized market economy depends on imported raw materials and foreign trade. As a result, Denmark is dependent on trading relationships with certain key trading partners, including other EU countries and the United States. Denmark’s economy has also been characterized by slow growth and is facing demographic challenges, including an aging population, that could lead to labor supply shortages in the near future.
Investments in Certain Asian Emerging Market Countries. Many Asian economies are characterized by over-extension of credit, frequent currency fluctuation, devaluations and restrictions, rising unemployment, rapid fluctuations in inflation, reliance on exports and less efficient markets. Currency devaluation in one Asian country can have a significant effect on the entire region. The legal systems in many Asian countries are still developing, making it more difficult to obtain and/or enforce judgments.
Furthermore, increased political and social unrest in some Asian countries could cause economic and market uncertainty throughout the region. The auditing and reporting standards in some Asian emerging market countries may not provide the same degree of shareholder protection or information to investors as those in developed countries. In particular, valuation of assets, depreciation, exchange differences, deferred taxation, contingent liability and consolidation may be treated differently than under the auditing and reporting standards of developed countries.
Certain Asian emerging market countries are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of securities transactions, and in interpreting and applying the relevant law and regulations. The securities industries in these countries are comparatively underdeveloped. Stockbrokers and other intermediaries in Asian emerging market countries may not perform as well as their counterparts in the United States and other more developed securities markets. Certain Asian emerging market countries may require substantial withholding on dividends paid on portfolio securities and on realized capital gains. There can be no assurance that repatriation of a fund’s income, gains, or initial capital from these countries can occur.
Investments in China and Hong Kong. Investing in ADRs with underlying shares organized, listed or domiciled in China involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or securities markets. Such risks may include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii) greater social, economic and political uncertainty (including the risk of war); (iii) dependency on exports and the corresponding importance of international trade; (iv) increasing competition from Asia’s other low-cost emerging economies; (v) higher rates of inflation; (vi) controls on foreign investment and limitations on repatriation of invested capital; (vii) greater governmental involvement in and control over the economy; (viii) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (ix) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly organized; (x) the differences in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China where, for example, the Public Company Accounting Oversight Board (“PCAOB”) lacks access to inspect PCAOB-registered accounting firms; (xi) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (xii) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (xiii) the fact that the settlement period of securities transactions in foreign markets may be longer; (xiv) the fact that the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (xv) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (xvi) the rapid and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; (xvii) the risk that, because of the degree of interconnectivity between the economies and financial markets of China and Hong Kong, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economy and financial market of Hong Kong as well; and (xviii) the risk that certain companies in a Fund’s Index may have dealings with countries subject to sanctions or embargoes imposed by the U.S. Government or identified as state sponsors of terrorism.
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China is also vulnerable economically to the impact of a public health crisis, which could depress consumer demand, reduce economic output, and potentially lead to market closures, travel restrictions, and quarantines, all of which would negatively impact China’s economy and could affect the economies of its trading partners.
After many years of steady growth, the growth rate of China’s economy has recently slowed. Although this slowdown was to some degree intentional, the slowdown has also slowed the once rapidly growing Chinese real estate market and left local governments with high debts with few viable means to raise revenue, especially with the fall in demand for housing. Despite its attempts to restructure its economy towards consumption, China remains heavily dependent on exports. Accordingly, China is susceptible to economic downturns abroad, including any weakness in demand from its major trading partners, including the United States, Japan, and Europe. In addition, China’s aging infrastructure, worsening environmental conditions, rapid and inequitable urbanization, quickly widening urban and rural income gap, domestic unrest and provincial separatism all present major challenges to the country. Further, China’s territorial claims, including its land reclamation projects and the establishment of an Air Defense Identification Zone over islands claimed and occupied by Japan, are another source of tension and present risks to diplomatic and trade relations with certain of China’s regional trade partners.
Investments in Hong Kong are also subject to certain political risks not associated with other investments. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. Investments in China and Hong Kong involve risk of a total loss due to government action or inaction. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for 50 years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because each Fund’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in a Fund’s NAV. These and other factors could have a negative impact on each Fund’s performance.
Investments in Emerging Markets Securities. Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.
Investments in Europe. Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the EU. Each Fund, through its investments in Europe, may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.
The UK formally exited from the EU on January 31, 2020 (known as “Brexit”), and effective December 31, 2020, the UK ended a transition period during which it continued to abide by the EU’s rules and the UK’s trade relationships with the EU were generally unchanged. During this period and beyond, the impact on the UK and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, potentially lower economic growth on markets in the UK, Europe, and globally, and changes in legal and regulatory regimes to which certain Fund assets are or become subject, any of which may adversely affect the value of Fund investments.
The effects of Brexit will depend, in part, on agreements the UK negotiates to retain access to EU markets, including, but not limited to, current trade and finance agreements. Brexit could lead to legal and tax uncertainty and potentially divergent national laws and regulations, as the UK determines which EU laws to replace or replicate. The extent of the impact of the
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withdrawal negotiations in the UK and in global markets, as well as any associated adverse consequences, remain unclear, and the uncertainty may have a significant negative effect on the value of a Fund’s investments. If one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Russia’s large-scale invasion of Ukraine on February 24, 2022 has led to various countries imposing economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions have also instituted broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. In response, the government of Russia has imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and the Russian currency have experienced significant declines. Further, as of the date of this SAI, the Russian securities markets effectively have been closed for trading by most foreign investors since February 28, 2022.
Russia’s military incursion and resulting sanctions could have a severe adverse effect on the region’s economies and more globally, including significant negative impacts on the financial markets for certain securities and commodities and could affect the value of a Fund’s investments. Eastern European markets are particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro, a significant influx of refugees, and recessions among European countries may have a significant adverse effect on the economies of other European countries including those of Eastern Europe.
Investments in Japan. Economic growth in Japan is heavily dependent on international trade, government support, and consistent government policy. Slowdowns in the economies of key trading partners such as the United States, China, and countries in Southeast Asia could have a negative impact on the Japanese economy as a whole. The Japanese economy has in the past been negatively affected by, among other factors, government intervention and protectionism and an unstable financial services sector. While the Japanese economy has recently emerged from a prolonged economic downturn, some of these factors, as well as other adverse political developments, increases in government debt, changes to fiscal, monetary or trade policies, or other events, such as natural disasters, could have a negative impact on Japanese securities. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
Investments in Norway. Norway is a major producer of oil and gas, and Norway’s economy is subject to the risk of fluctuations on oil and gas prices. Norwegian oil and gas infrastructure, particularly that which is linked to continental Europe, is at risk of being sabotaged as a result of the Russia-Ukraine war. In addition, the high value of the Norwegian krone as compared to other currencies could have a damaging effect on Norwegian exports and investments.
Investments in Singapore. Because its economy is export driven, Singapore relies heavily on its trading partners. Political and economic developments of its neighbors may have an adverse effect on Singapore’s economy. China is a major purchaser of Singapore’s exports and serves as a significant source of Singapore’s imports and its foreign investments. Singapore is also sensitive to the socio-political and economic developments of its neighbors, Indonesia and Malaysia, relying on both as markets for Singapore’s service industry and on Malaysia for its raw water supply. Singapore also has substantial economic exposure to Hong Kong and the U.S. As a result, Singapore’s economy is susceptible to fluctuations in the world economy. A downturn in the economies of China, Malaysia, Indonesia, Hong Kong, or the U.S., among other countries or regions, could adversely affect Singapore’s economy. In addition, Singapore’s economy may be particularly vulnerable to external market changes due to its smaller size. Rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Singaporean economy.
Investments in South Africa. South Africa’s economy exhibits characteristics of both a developed country and a developing country and has historically experienced extremely uneven distribution of wealth and income and high rates of unemployment. The securities markets in South Africa are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. In addition, South Africa’s currency has at times been at risk of devaluation due to inadequate foreign currency reserve. While economic reforms have been enacted in recent periods, there can be no assurance that these reforms will achieve the intended results. Furthermore, adverse social and economic conditions in a neighboring country may have a significant adverse effect on South Africa. Additionally, the agriculture and mining sectors of South Africa’s economy account for a large portion of its exports, and thus the South African economy is susceptible to fluctuations in these commodity markets. South Africa is located in a part of the world that has historically been prone to natural disasters, such as droughts, and is economically sensitive to
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environmental events. Any such event may adversely impact South Africa’s economy or business operations of companies in South Africa, causing an adverse impact on the value of the Fund.
Investments in Switzerland. Switzerland’s economy is heavily dependent on trading relationships with certain key trading partners, including the U.S., UK, China, France, and Germany. Future changes in the price or the demand for Swiss products or services by the U.S., UK, China, France, and Germany or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swiss economy and the issuers to which a Fund has exposure. Switzerland’s economy relies heavily on the banking sector, and in recent years, Switzerland has responded to increasing pressure from neighboring countries and trading partners to reform its banking secrecy laws. Due to the lack of natural resources, Switzerland is dependent upon imports for raw materials. As a result, any drastic price fluctuations in the price of certain raw materials will likely have a significant impact on the Swiss economy.
Investments in Taiwan. Investments in Taiwanese issuers may subject the Fund to risks specific to Taiwan. Taiwan is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy is intricately linked with economies of Asian countries that have experienced over-extensions of credit, frequent and pronounced currency fluctuations, currency devaluations, currency repatriation, rising unemployment and fluctuations in inflation. The Taiwanese economy is dependent on the economies of Japan and China, as well as the United States, and negative changes in their economies or a reduction in purchases by any of them of Taiwanese products and services would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets.
Investments in Turkey. There are legal, regulatory, political, currency, security and economic risks specific to Turkey. Among other things, the Turkish economy is heavily dependent on relationships with certain key trading partners, including European Union countries, China and Russia, and changes in the price or demand for Turkish exports may have an adverse impact on the Turkish economy. The Turkish economy has certain other significant economic weaknesses, such as its relatively high current account deficit, which may contribute to prolonged periods of recession or lower Turkey’s sovereign debt rating. Turkey has historically experienced acts of terrorism and strained relations related to border disputes and other geopolitical events with certain neighboring countries. Turkey may be subject to considerable social and political instability, in part due to the influence asserted by its military over the national government. Unanticipated or sudden political or social developments may cause uncertainty in the Turkish stock or currency market and, as a result, adversely affect the Fund’s investments.
Repurchase Agreements. Each Fund may invest in repurchase agreements to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next Business Day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the applicable Fund and is unrelated to the interest rate on the underlying instrument.
In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of a Fund’s net assets will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.
The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.
Securities Lending. Each Fund may lend portfolio securities in an amount up to one-third of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, a Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. A Fund may
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share the interest it receives on the collateral securities with the borrower. The terms of each Fund’s loans permit each Fund to reacquire loaned securities on five business days’ notice or in time to vote on any important matter. Loans are subject to termination at the option of the applicable Fund or borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Funds may pay fees to arrange for securities loans.
The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs; and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice. A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, the Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, the applicable Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, a Fund will have to cover the loss when repaying the collateral.
Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.
Tracking Stocks. The Funds may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
U.S. Government Securities. Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (“Farmer Mac”).
Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.
On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S.
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Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.
The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008–2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2023, Fitch lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade, Fitch cited, among other reasons, expected fiscal deterioration of the U.S. government and extended and contentious negotiations related to raising the government’s debt ceiling. An increase in national debt levels may also necessitate the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. Government is permitted to borrow to meet its existing obligations and finance current budget deficits. Future downgrades could increase volatility in domestic and foreign financial markets, result in higher interest rates, lower prices of U.S. Treasury securities and increase the costs of different kinds of debt. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.
Future Developments. The Trust’s Board may, in the future, authorize the Funds to invest in securities contracts and investments other than those listed in this SAI and in the Funds’ Prospectus, provided they are consistent with each Fund’s investment objective and do not violate any investment restrictions or policies.
INVESTMENT RESTRICTIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to the Funds. These restrictions cannot be changed with respect to the Funds without the approval of the holders of a majority of the Funds’ outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67 percent or more of the voting securities of the Funds present at the meeting if the holders of more than 50 percent of the Funds’ outstanding voting securities are present or represented by proxy; or (2) more than 50 percent of the outstanding voting securities of the Funds.
Except with the approval of a majority of the outstanding voting securities, and unless otherwise indicated below, the Funds may not:
1.(a) (Jets ETF, Miners ETF, and Sea ETF only) Concentrate its investments (i.e., hold more than 25 percent of its total assets) in any industry or group of related industries, except that each Fund will concentrate to approximately the same extent that its Index concentrates in the stocks of such particular industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
(b) (War ETF only) Concentrate its investments (i.e., invest more than 25 percent of its net assets) in any industry or group of related industries, except that the Fund concentrates in each of the aerospace & defense industry and the semiconductor industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), registered investment companies, repurchase agreements collateralized by U.S. government securities, and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
2.Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.
3.Make loans, except to the extent permitted under the 1940 Act.
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4.Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent a Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business.
5.Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
6.Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.
In addition to the investment restrictions adopted as fundamental policies as set forth above, the Funds observe the following non-fundamental restrictions, which may be changed without a shareholder vote upon 60 days’ written notice to shareholders.
1.Under normal circumstances, at least 80% of the Jets ETF’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities (e.g., depositary receipts).
2.Under normal circumstances, the Miners ETF will invest at least 80% of its net assets (plus borrowings for investment purposes) in Precious Metals Companies (as defined in the Prospectus) and at least 20 percent of its net assets (plus borrowings for investment purposes) in Precious Metals Companies that primarily derive their revenue from gold.
3.Under normal circumstances, the Sea ETF will invest at least 80% of its net assets (plus borrowings for investment purposes) in Cargo Companies.
4.    Under normal circumstances, the War ETF will invest at least 80% of its net assets (plus borrowings for investment purposes) in a combination of equity securities of technology companies and aerospace and defense companies.
In determining its compliance with the fundamental investment restriction on concentration, a Fund will consider the investments of other investment companies in which such Fund invests to the extent it has sufficient information about such investment companies. With respect to a Fund’s investments in affiliated investment companies, the Fund will consider its entire investment in any investment company with a policy to concentrate, or having otherwise disclosed that it is concentrated, in a particular industry or group of related industries as being invested in such industry or group of related industries.
If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitation with respect to the borrowing of money will be observed continuously.
The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:
Concentration. The SEC has defined concentration as investing more than 25% of a Fund’s net assets in an industry or group of industries, with certain exceptions.
Borrowing. The 1940 Act presently allows a Fund to borrow from a bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings up to 5% of its total assets).
Senior Securities. Senior securities may include any obligation or instrument issued by a Fund evidencing indebtedness. The 1940 Act generally prohibits a fund from issuing senior securities. An exemptive rule under the 1940 Act, however, permits a fund to enter into transactions that might otherwise be deemed to be senior securities, such as derivative transactions, reverse repurchase agreements and similar financing transactions, and short sales, subject to certain conditions.
Lending. Under the 1940 Act, a Fund may only make loans if expressly permitted by its investment policies. The Funds’ current investment policy on lending is that a Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this SAI.
Real Estate and Commodities. The 1940 Act does not directly restrict a Fund’s ability to invest in real estate or commodities, but the 1940 Act requires every investment company to have a fundamental investment policy governing such investments.
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Underwriting. Under the 1940 Act, underwriting securities involves the Funds purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.
EXCHANGE LISTING AND TRADING
Shares are listed for trading and trade throughout the day on the Exchange.
There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the Shares if any of the requirements set forth in the Exchange rules, including compliance with Rule 6c-11(c) under the 1940 Act, are not continuously maintained or such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.
The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.
MANAGEMENT OF THE TRUST
Board Responsibilities. The management and affairs of the Trust and its series are overseen by the Board, which elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Funds. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.
The day-to-day business of the Trust, including the management of risk, is performed by third-party service providers, such as the Adviser, the Distributor, and the Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of a Fund. The Funds and their service providers employ a variety of processes, procedures and controls to identify such events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business and, consequently, for managing the risks associated with those aspects for which it is responsible. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.
The Board’s role in risk oversight begins before the inception of the Funds, at which time certain of the Funds’ service providers present the Board with information concerning the investment objectives, strategies, and risks of the Funds as well as proposed investment limitations for the Funds. Additionally, the Adviser provides the Board with an overview of, among other things, their investment philosophy, brokerage practices, and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser, and other service providers such as the Funds’ independent registered public accounting firm, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.
The Board is responsible for overseeing the nature, extent, and quality of the services provided to the Funds by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Investment Advisory Agreement with the Adviser, the Board or its designee may meet with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to each Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s performance and each Fund’s investments, including, for example, portfolio holdings schedules.
The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.
The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the Funds’ independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Funds and noting
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any significant deficiencies or material weaknesses in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.
From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of each Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.
The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.
Members of the Board. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Michael A. Castino serves as Chairman of the Board, and Mr. Leonard M. Rush serves as the Trust’s Lead Independent Trustee. As Lead Independent Trustee, Mr. Rush acts as a spokesperson for the Independent Trustees in between meetings of the Board, serves as a liaison for the Independent Trustees with the Trust’s service providers, officers, and legal counsel to discuss ideas informally, and participates in setting the agenda for meetings of the Board and separate meetings or executive sessions of the Independent Trustees.
The Board is comprised of a super-majority (75 percent) of Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved charter. There is a Nominating and Governance Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Nominating and Governance Committee chair presides at the Nominating and Governance Committee meetings, participates in formulating agendas for Nominating and Governance Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Nominating and Governance Committee as set forth in its Board-approved charter. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute a super-majority of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.
Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	54	Independent Trustee, Managed Portfolio Series (30 portfolios) (since 2011).
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Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
David A. Massart Born: 1967	Trustee and Nominating and Governance Committee Chairman	Indefinite term; Trustee since 2012; Committee Chairman since 2023	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005–2021).	54	Independent Trustee, Managed Portfolio Series (30 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	54	Independent Trustee, PPM Funds (2 portfolios) (2017–2024).
Interested Trustee
Michael A. Castino* Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	President, Sound Capital Solutions LLC (since 2023); Senior Vice President, U.S. Bancorp Fund Services, LLC (2013–2023); Managing Director of Index Services, Zacks Investment Management (2011–2013).	54	None.
*As of the date of this SAI, Michael Castino is classified as an interested Trustee of the Trust because he served as a senior officer of Fund Services from 2012 until May 2023.
Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of each Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.
The Trust has concluded that Mr. Rush should serve as a Trustee because of his substantial industry experience, including serving in several different senior executive roles at various global financial services firms, and the experience he has gained as serving as trustee of another investment company trust since 2011. He most recently served as Managing Director and Chief Financial Officer of Robert W. Baird & Co. Incorporated and several other affiliated entities and served as the Treasurer for Baird Funds. He also served as the Chief Financial Officer for Fidelity Investments’ four broker-dealers and has substantial experience with mutual fund and investment advisory organizations and related businesses, including Vice President and Head of Compliance for Fidelity Investments, a Vice President at Credit Suisse First Boston, a Manager with Goldman Sachs, & Co. and a Senior Manager with Deloitte & Touche. Mr. Rush has been determined to qualify as an Audit Committee Financial Expert for the Trust.
The Trust has concluded that Mr. Massart should serve as a Trustee because of his substantial industry experience, including over two decades working with high net worth individuals, families, trusts, and retirement accounts to make strategic and tactical asset allocation decisions, evaluate and select investment managers, and manage complex client relationships, and the experience he has gained as serving as trustee of another investment company trust since 2011. He is currently a Partner and Managing Director at Beacon Pointe Advisors, LLC. Previously, he served as President and Chief Investment Strategist of an SEC-registered investment advisory firm he co-founded, as a Managing Director of Strong Private Client, and as a Manager of Wells Fargo Investments, LLC.
The Trust has concluded that Ms. Olsen should serve as a Trustee because of her substantial industry experience, including nearly 20 years as a practicing attorney representing primarily registered investment companies and investment advisers, over a
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decade serving as a senior executive of an investment management firm and a related public company, and the experience she has gained by serving as an executive officer of another investment company from 2001 to 2012. Ms. Olsen most recently served as Managing Director and General Counsel of Artisan Partners Limited Partnership, a registered investment adviser serving primarily investment companies and institutional investors, and several affiliated entities, including its general partner, Artisan Partners Asset Management Inc. (NYSE: APAM), and as an executive officer of Artisan Funds Inc.
The Trust has concluded that Mr. Castino should serve as Trustee because of the experience he gained as Chairman of the Trust since 2013, as a senior officer of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Transfer Agent”), from 2012 to 2023, and in his past roles with investment management firms and indexing firms involved with ETFs, as well as his experience in and knowledge of the financial services industry. Mr. Castino currently serves as President of Sound Capital Solutions, LLC, an SEC registered investment adviser.
In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds.
Board Committees. The Board has established the following standing committees of the Board:
Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Funds’ independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Funds’ independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Funds’ audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Funds’ independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Funds’ financial statements; and other audit related matters. During the fiscal year ended December 31, 2024, the Audit Committee met four times.
The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).
Nominating and Governance Committee. The Board has a standing Nominating and Governance Committee that is composed of each of the Independent Trustees of the Trust. The Nominating and Governance Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating and Governance Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating and Governance Committee generally will not consider nominees recommended by shareholders. The Nominating and Governance Committee is also responsible for, among other things, reviewing and making recommendations regarding Independent Trustee compensation and the Trustees’ annual “self-assessment.” The Nominating and Governance Committee meets periodically, as necessary. During the fiscal year ended December 31, 2024, the Nominating and Governance Committee met twice.
Principal Officers of the Trust
The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:
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Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020).
Cynthia L. Andrae Born: 1971	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term; since 2022 (other roles since 2021)	Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Deputy Chief Compliance Officer, U.S. Bancorp Fund Services, LLC (2021–2022); Compliance Officer, U.S. Bancorp Fund Services, LLC (2015-2019).
Kristen M. Weitzel Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015).
Rachel Spearo Born: 1979	Interim Secretary	Indefinite Term; since 2025	Senior Vice President, U.S. Bank Global Fund Services (2004-2019; 2021-present); Independent Consultant (investment management regulation) (2019-2021)
Jessica L. Vorbeck Born: 1984	Assistant Treasurer	Indefinite term; since 2020	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Officer, U.S. Bancorp Fund Services, LLC (2014–2017, 2018–2022).
Kyle L. Kroken Born: 1986	Assistant Treasurer	Indefinite term; since 2024	Vice President, U.S. Bancorp Fund Services, LLC (since 2019).
Noelle-Nadia A. Filali Born: 1997	Assistant Secretary	Indefinite term; since 2025	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2025); Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2023); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2022-2023); Law Student (2020-2023).
Trustee Ownership of Shares. The Funds are required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the “1934 Act”).
As of December 31, 2024, no Trustee owned Shares or shares of any other series of the Trust.
Board Compensation. The Trustees each receive an annual trustee fee of $216,000 for attendance at the four regularly scheduled quarterly meetings and one annual meeting, if necessary, and receive additional compensation for each additional meeting attended of $2,000, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with attendance at Board meetings. The Lead Independent Trustee receives an additional annual fee of $18,000. The Chairman of the Audit Committee receives an additional annual fee of $18,000. The Chairman of the Nominating and Governance Committee receives an additional annual fee of $8,000. The Trust has no pension or retirement plan.
The following table shows the compensation earned by each Trustee for the Funds’ fiscal year ended December 31, 2024. Except for the Sea ETF, Independent Trustee fees are paid by the Adviser to each series of the Trust and not by the Funds. Trustee compensation does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Aggregate Compensation From the Funds	Total Compensation From Fund Complex Paid to Trustees
Interested Trustee
Michael A. Castino	$0	$211,633
Independent Trustees
Leonard M. Rush, CPA	$0	$246,133
David A. Massart	$0	$219,633
Janet D. Olsen	$0	$211,633

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding Shares of a Fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.
As of March 31, 2025, Trustees and officers, as a group, owned less than 1% of the Shares of the Funds.
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As of April 1, 2025, each of the following shareholders were considered to be a principal shareholder of the Funds:

Jets ETF
Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	21.39%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	20.92%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza, 23rd Floor Jersey City, NJ 07311	8.55%	Record
Citibank, N.A. 388 Greenwich Street New York, NY 1004	7.05%	Record
Vanguard Brokerage Services P.O. Box 1170 Valley Forge, PA 19482-1170	5.24%	Record

Miners ETF
Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	33.59%	Record
National Financial Services, LLC 200 Liberty Street New York, NY 10281	18.30%	Record
Vanguard Brokerage Services P.O. Box 1110 Valley Forge, PA 19482-1110	14.84%	Record
Pershing LLC One Pershing Plaza Jersey City, NJ 07399	5.73%	Record

Sea ETF
Name and Address	% Ownership	Type of Ownership
Citibank, N.A. 388 Greenwich Street New York, NY 1004	26.23%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	24.49%	Record
National Financial Services, LLC 200 Liberty Street New York, NY 10281	14.00%	Record
Goldman Sachs & Co., LLC 200 West Street New York, NY 10282	9.16%	Record
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War ETF
Name and Address	% Ownership	Type of Ownership
National Financial Services, LLC 200 Liberty Street New York, NY 10281	21.39%	Record
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	20.92%	Record
Morgan Stanley Smith Barney, LLC Harborside Financial Center Plaza, 23rd Floor Jersey City, NJ 07311	8.55%	Record
Citibank, N.A. 388 Greenwich Street New York, NY 1004	7.05%	Record
Vanguard Brokerage Services P.O. Box 1110 Valley Forge, PA 19482-1110	5.24%	Record
CODES OF ETHICS
The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the codes of ethics). Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by a Fund. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.
There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.
PROXY VOTING POLICIES
The Funds have delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with each Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”) and has engaged a third-party proxy solicitation firm to assist with voting proxies in a timely manner and making voting recommendations under guidelines adopted by the Adviser. A copy of the Proxy Voting Policies is set forth in Appendix A to this SAI. The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of a Fund.
The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Funds and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.
Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-617-0004 and (2) on the SEC’s website at www.sec.gov.
INVESTMENT ADVISER
U.S. Global Investors, Inc., a Texas corporation located at 7900 Callaghan Road, San Antonio, Texas 78229, serves as the investment adviser to the Funds. The Adviser is controlled by Mr. Frank E. Holmes by virtue of his owning more than 99 percent of the outstanding voting interests of the Adviser.
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Jets ETF Miners ETF and War ETF
Pursuant to an investment advisory agreement for the Jets ETF, Miners ETF and War ETF, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. Under the investment advisory agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.
Under the investment advisory agreement for the Jets ETF, Miners ETF and War ETF, in exchange for a single unitary management fee, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Adviser. For its services provided to the Jets ETF, Miners ETF and War ETF, each Fund pays the Adviser a unified management fee of 0.60% at an annual rate based on such Fund’s average daily net assets.
The table below shows advisory fees paid by the Jets ETF, Miners ETF and War ETF for the fiscal years ended December 31:

	2024		2023	2022
Jets ETF	$7,117,421		$10,511,173	$16,786,009
Miners ETF	$573,282		$553,502	$517,026
War ETF	$16	*	N/A	N/A
*For the fiscal period December 27, 2024 (commencement of operations) through December 31, 2024).
Sea ETF
Pursuant to an investment advisory agreement between the Trust, on behalf of the Sea ETF, and the Adviser, the Adviser manages and supervises the investment operations and business affairs of the Fund. The Adviser also furnishes the Fund with office space and certain administrative services and provides personnel needed to fulfill its obligations under the investment advisory agreement. Under the terms of the investment advisory agreement, the Fund pays all of the Fund’s expenses, except certain Excludable Expenses (defined below).
For services provided to the Fund, the Adviser receives an annual investment advisory fee, paid monthly, comprising 0.60% of the average daily net assets of the Fund. For the fiscal year ended December 31, 2024, the Adviser waived its advisory fees and reimbursed expenses in the following amounts under the expense limitation agreement described below:

Year	Gross Advisory Fees Earned	Advisory Fees Waived and Fund Expenses Reimbursed
2024	$38,465	$(146,133)
2023	$23,998	$(135,642)
2022*	$41,039	$(115,917)
*For the fiscal period January 19, 2022 (commencement of operations) through December 31, 2022.
Pursuant to a contractual expense limitation agreement, the Advisor has agreed to waive a portion of its advisory fee and/or reimburse expenses to ensure the total amount of the Fund’s operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b‑1 under the 1940 Act (collectively, “Excludable Expenses”)) does not exceed 0.60% for the first $100 million of the Fund’s average daily net assets and 0.70% for net assets greater than $100 million. To the extent the Sea ETF incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed the applicable expense limitation. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment. The Sea ETF must pay its current ordinary operating expenses before the Advisor is entitled to any recoupment of management fees and/or expenses. This operating expense
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limitation agreement is in effect through at least April 30, 2026, and may be terminated only by, or with the consent of, the Board of Trustees.
Investment Advisory Agreements
Each investment advisory agreement will continue in force for an initial period of two years. Thereafter, an investment advisory agreement will be renewable from year to year with respect to the Funds, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. An investment advisory agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.
The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.
PORTFOLIO MANAGERS
Compensation
The Adviser seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber portfolio managers. Compensation for the portfolio managers consists of the following:
Frank Holmes receives a base salary and a percentage of the bonuses paid to the other portfolio employees, an annual bonus based upon the Adviser’s operational earnings, and an annual bonus based upon the performance of the Adviser’s own investment account.
Mr. Aldis and Ms. Sawicka are paid a base salary that is competitive in light of the portfolio manager’s experience and responsibilities. The Adviser may also pay discretionary bonuses to each portfolio manager based on a variety of factors, including assets under management and the performance of the funds managed by the portfolio manager, including the Funds. The portfolio managers are provided benefits packages including life insurance, health insurance and a company 401(k) plan comparable to that received by other company employees.
The Adviser manages certain accounts that pay a performance-based fee that could result in a higher fee than the base management fee of those funds. The payment of a higher fee may create an incentive to give preferential treatment to the performance fee accounts.
The Adviser has adopted trade allocation procedures designed to address this potential conflict.
Share Ownership
The Funds are required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal period. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of December 31, 2024, each portfolio manager beneficially owned Shares in the following dollar ranges:

Dollar Range of Shares owned of:
Portfolio Manager	Jets ETF	Miners ETF	Sea ETF	War ETF
Frank E. Holmes	$1 - $10,000	$1 - $10,000	$1 - $10,000	None
Ralph P. Aldis	$1 - $10,000	$1 - $10,000	$1 - $10,000	None
Joanna Sawicka	$1 - $10,000	$1 - $10,000	$1 - $10,000	$1 - $10,000
Other Accounts
In addition to the Funds, the portfolio managers managed the following other accounts as of December 31, 2024:
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Frank E. Holmes

Number and Assets of Other Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
6 $280 million	None	1 $17 million	4 $227 million	None	None
Ralph P. Aldis

Number and Assets of Other Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
6 $280 million	None	None	4 $227 million	None	None
Joanna Sawicka

Number and Assets of Other Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
6 $280 million	None	None	4 $227 million	None	None
Conflicts of Interest
The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Funds. Therefore, a potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund he manages. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser manages are fairly and equitably allocated.
THE DISTRIBUTOR
The Trust and Quasar Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Fund and distributes Shares. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will review orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).
The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting
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called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.
Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to a Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by a Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of a Fund’s Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares.
Such compensation may be paid to Intermediaries that provide services to a Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.
Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.
If you have any additional questions, please call 1-800-617-0004.
Distribution and Service Plan. The Trust has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by a Fund under the Plan may only be imposed after approval by the Board.
Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding Shares of a Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.
The Plan provides that each Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the FINRA rules concerning sales charges.
Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of a Fund’s then current reports, prospectuses, notices,
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and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) with whom the Distributor has entered into written Participant Agreements (as defined below), for performing shareholder servicing on behalf of a Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of a Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of a Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement. The Distributor does not retain Fund monies for profit. Instead, it keeps them in retention for future distribution related expenses. The Adviser or the Fund, as applicable, compensates the Distributor for certain distribution related services.
THE ADMINISTRATOR, CUSTODIAN, AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent, administrator, and index receipt agent.
Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and Fund Services, Fund Services provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser or the Fund, as applicable, pays Fund Services a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Fund Services also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.
The table below shows fees paid by the Adviser or the Fund, as applicable, to Fund Services for the fiscal years/period ended December 31:

	2024		2023	2022
Jets ETF(1)	$345,231		$454,445	$650,682
Miners ETF(1)	$93,768		$89,860	$88,031
Sea ETF(2)	$68,135		$64,352	$62,562	(3)
War ETF	$4,318	(4)	N/A	N/A
(1) Fees paid by the Adviser to Fund Services.
(2) Fees paid by the Fund to Fund Services.
(3) For the fiscal period January 19, 2022 (commencement of operations) through December 31, 2022.
(4) For the fiscal period December 27, 2024 (commencement of operations) through December 31, 2024).
Pursuant to a Custody Agreement, U.S. Bank National Association (the “Custodian” or “U.S. Bank”), 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the Custodian of the Funds’ assets. The Custodian holds and administers the assets in each Fund’s portfolio. Pursuant to the Custody Agreement, the Custodian receives an annual fee from the Adviser or the Fund, as applicable, based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.
SECURITIES LENDING ACTIVITIES
U.S. Bank (the “Securities Lending Agent”) also serves as securities lending agent to the Funds. The Securities Lending Agent is responsible for the implementation and administration of the applicable Fund’s securities lending program pursuant to an agreement between the Trust, on behalf of the applicable Fund, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the applicable Fund to lend available securities with any person on its list of borrowers approved by the Board and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the applicable Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the applicable Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and
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collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the Securities Lending Agreement; and (vii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the applicable Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.
The dollar amounts of gross and net income from securities lending activities received and the related fees and/or compensation paid by each Fund during the most recent fiscal year are set forth in the following table.

	Jets ETF	Miners ETF	Sea ETF
Gross Income from securities lending activities (including income from cash collateral reinvestment)	$6,007,585	$30,830	$1,597
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	(1,190,145)	(5,419)	(292)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	(56,858)	(3,730)	(139)
Administrative fees not included in revenue split	—	—
Indemnification fee not included in revenue split	—	—
Rebate (paid to borrower)	—	—	—
Other fees not included in revenue split	—	—
Aggregate fees/compensation for securities lending activities	$(1,247,003)	$(9,149)	$(431)
Net Income from securities lending activities	$4,760,582	$21,681	$1,166
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue NW, Washington, DC 20004-2541, serves as legal counsel for the Trust.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Funds. Its services include auditing the Funds’ financial statements. Cohen and Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services to the Funds as requested.
PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES
The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each Fund’s entire portfolio holdings are publicly disseminated each day a Fund is open for business and may be available through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities (as defined below) is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).
DESCRIPTION OF SHARES
The Declaration of Trust authorizes the issuance of an unlimited number of funds and Shares. Each Share represents an equal proportionate interest in the applicable Fund with each other Share. Shares are entitled upon liquidation to a pro rata share in the net assets of the applicable Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of Shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.
Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written
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request of shareholders owning at least 10% of the Trust’s Shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
Under the Declaration of Trust, the Trustees have the power to liquidate a Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.
LIMITATION OF TRUSTEES’ LIABILITY
The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Amended and Restated By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.
BROKERAGE TRANSACTIONS
The policy of the Trust regarding purchases and sales of securities for a Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.
The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker-dealer for each specific transaction, the Adviser chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.
Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include such Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units—Creation Transaction Fee” and “—Redemption Transaction Fee”, each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the applicable Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.
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The Adviser may use a Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.
The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser, effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.
A Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.
The table below shows aggregate brokerage commissions, none of which were paid to affiliated brokers, paid by the Funds for the fiscal years/period ended December 31:

	2024		2023	2022
Jets ETF	$1,176,368		$1,404,724	$2,169,544
Miners ETF	$386,001		$300,513	$403,320
Sea ETF	$24,851		$12,187	$22,029	(1)
War ETF	$0	(2)	N/A	N/A
(1) For the fiscal period January 19, 2022 (commencement of operations) through December 31, 2022.
(2) For the fiscal period December 27, 2024 (commencement of operations) through December 31, 2024).
Directed Brokerage. During the fiscal year/period ended December 31, 2024, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:

	Commissions	Transactions
Jets ETF	$534,806	$452,832,810
Miners ETF	$355,645	$210,464,364
Sea ETF	$22,921	$14,942,593
War ETF(1)	$0	$0
(1) For the fiscal period December 27, 2024 (commencement of operations) through December 31, 2024).
Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities
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exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.
During the three most recent fiscal years or period, as applicable, ended December 31, 2024, the Funds did not pay brokerage commissions to any registered broker-dealer affiliates of the Fund, the Adviser, or the Distributor.
Securities of “Regular Broker-Dealers.” Each Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. “Regular brokers or dealers” of a Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of Shares. For the fiscal year or period, as applicable, ended December 31, 2024, the Funds did not acquire any securities of “regular broker dealers.”
PORTFOLIO TURNOVER RATE
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.
The portfolio turnover rates for the fiscal years/period ended December 31 are listed in the table below.

	2024		2023
Jets ETF	40%		44%
Miners ETF	116%		79%
Sea ETF	133%		98%
War ETF	0%	(1)	N/A
(1) For the fiscal period December 27, 2024 (commencement of operations) through December 31, 2024).
BOOK ENTRY ONLY SYSTEM
The Depository Trust Company (“DTC”) acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.
DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.
Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or
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communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the applicable Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.
PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS
The Trust issues and redeems Shares only in Creation Units on a continuous basis through the Transfer Agent, without a sales load (but subject to transaction fees, if applicable), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”). The NAV of Shares is calculated each Business Day as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m., Eastern time. The Funds will not issue fractional Creation Units. A “Business Day” is any day on which the NYSE is open for business.
Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of (a)(i) Deposit Securities and/or (ii) Deposit Cash and (b) a Cash Component, computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a cash in lieu amount to replace any Deposit Security in connection with the purchase of a Creation Unit. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the applicable Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).
Each Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the applicable Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the applicable Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.
The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the
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Adviser with a view to the investment objective of applicable Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of a Fund’s Index.
The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”).
The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of Index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by a Fund or resulting from certain corporate actions.
Procedures for Purchase of Creation Units. To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.
(Jets ETF and Miners ETF only) All orders to purchase Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for the Funds for orders to purchase Creation Units on the same Business Day is 4:00 p.m. Eastern Time. In addition, orders to purchase Creation Units of a Fund on the next Business Day may be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern Time and 5:30 p.m. Eastern Time on the prior Business Day. Such times may be modified by the Funds from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern Time or such earlier time as may be designated by the Funds and disclosed to Authorized Participants. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.” Future Dated Trades to purchase or redeem Creation Units will have an Order Placement Date of the Business Day following the day on which such an order is submitted.
(Sea ETF and War ETF only) All orders to purchase Shares directly from the Fund on the next Business Day must be submitted as a “Future Dated Trade” for one or more Creation Units between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day and in the manner set forth in the Participant Agreement and/or applicable order form. The Business Day following the day on which such an order is submitted to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which a Fund’s investments are primarily traded is closed, the applicable Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Funds, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by
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the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. The “Settlement Date” for a Fund is generally the first Business Day after the Order Placement Date. However, the Funds reserve the right to settle transactions on a basis other than the Business Day after the Order Placement Date.
All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.
Issuance of a Creation Unit. Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the first Business Day following the day on which the purchase order is deemed received by the Transfer Agent. However, the Funds reserve the right to settle transactions on a basis other than the Business Day after the purchase order is deemed received by the Transfer Agent.
Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs
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associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders of Creation Units. The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to a Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares of the applicable Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.
Creation Transaction Fee. A fixed purchase (i.e., creation) transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund, regardless of the number of Creation Units created in the transaction, can be found in the table below. Each Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to the applicable Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
Jets ETF	$300	2%
Miners ETF	$300	2%
Sea ETF	$500	2%
War ETF	$300	2%
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort
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involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.
Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.
With respect to the Funds, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and Share quantities of each Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities—as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (i.e., the Cash Redemption Amount), less a fixed redemption transaction fee, as applicable, as set forth below. In the event that the Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Redemption Transaction Fee. A fixed redemption transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for each Fund, regardless of the number of Creation Units redeemed in the transaction, can be found in the table below. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
In addition, a variable fee, payable to the applicable Fund, of up to the maximum percentage listed in the table below of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Name of Fund	Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
Jets ETF	$300	2%
Miners ETF	$300	2%
Sea ETF	$500	2%
War ETF	$300	2%
Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.
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Procedures for Redemption of Creation Units.
(Jets ETF and Miners ETF only) Orders to redeem Creation Units of a Fund on any Business Day must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern Time. In addition, orders to redeem Creation Units of a Fund on the next Business Day may be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern Time and 5:30 p.m. Eastern Time on the prior Business Day. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
(Sea ETF only) Orders to redeem Creation Units on the next Business Day must be submitted in proper form to the Transfer Agent as a “Future Dated Trade” for one or more Creation Units between 4:30 p.m. Eastern Time and 5:30 p.m. Eastern Time on the prior Business Day in the manner set forth in the Participant Agreement and/or applicable order form. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank, or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within one Business Day of the trade date. However, the Funds reserve the right to settle transactions on a basis other than the Business Day after the trade date.
However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds with respect to the Funds may take longer than one Business Day after the day on which the redemption request is received in proper form. If neither the redeeming shareholder nor the Authorized Participant acting on behalf of such redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Shares in cash, and the redeeming shareholders will be required to receive its redemption proceeds in cash.
If it is not possible to make other such arrangements, or it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the applicable Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.
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Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.
Because the portfolio securities of the Funds may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their Shares of the applicable Fund, or to purchase or sell Shares of the applicable Fund on the Exchange, on days when the NAV of the applicable Fund could be significantly affected by events in the relevant foreign markets.
The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the applicable Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
DETERMINATION OF NAV
NAV per Share for a Fund is computed by dividing the value of the net assets of the applicable Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by Fund Services and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.
Pursuant to Rule 2a-5 under the 1940 Act, the Board has appointed the Adviser as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of each Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has established procedures for its fair valuation of each Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to each Fund’s portfolio investments. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.
In calculating each Fund’s NAV per Share, each Fund’s investments are generally valued using market quotations to the extent such market quotations are readily available. If market quotations are not readily available or are deemed to be unreliable by the Adviser, the Adviser will fair value such investments and use the fair value to calculate each Fund’s NAV. When fair value pricing is employed, the prices of securities used by the Adviser to calculate each Fund’s NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others, or the value when trading resumes or is realized upon its sale. There may be multiple methods that can be used to value a portfolio investment when market quotations are not readily available. The value established for any portfolio investment at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations.
DIVIDENDS AND DISTRIBUTIONS
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”
General Policies. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but a Fund may make
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distributions on a more frequent basis to improve index tracking for the Fund or for the Fund to comply with the distribution requirements of the Code to preserve a Fund’s eligibility for treatment as a RIC, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.
Each Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the applicable Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve a Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the applicable Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.
FEDERAL INCOME TAXES
The following is only a summary of certain important U.S. federal income tax considerations generally affecting a Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.
The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, foreign or local taxes.
Taxation of the Funds. Each Fund has elected and intends to qualify each year to be treated as a separate RIC under the Code. As such, the Funds should not be subject to federal income taxes on their net investment income and capital gains, if any, to the extent that they timely distribute such income and capital gains to their shareholders. To qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the applicable Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the applicable Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).
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Given the concentration of each Fund’s Index in a relatively small number of securities, it may not be possible for the Funds to fully implement a replication strategy or a representative sampling strategy while satisfying the Diversification Requirement. The Funds’ efforts to satisfy the Diversification Requirement may affect the Funds’ execution of their investment strategies and may cause the Funds’ returns to deviate from that of their Indexes, and the Funds’ efforts to replicate or represent their Indexes may cause a Fund inadvertently to fail to satisfy the Diversification Requirement.
To the extent a Fund makes investments that may generate income that is not qualifying income, the Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.
Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the fund level rather than at the Trust level.
If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the applicable Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular 21% corporate rate without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the applicable Fund as ordinary income dividends to the extent of a Fund’s current and accumulated earnings and profits, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, a Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the applicable Fund failed to qualify for tax treatment as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, the applicable Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.
A Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the applicable Fund and may not be distributed as capital gains to its shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.
A Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by a Fund and subject to corporate income tax will be considered to have been distributed. The Funds intend to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.
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If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. A Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
Taxation of Shareholders – Distributions. Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net realized capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.
The table below shows the capital loss carryforward amounts for the Funds as of December 31, 2024. These amounts do not expire.

	Short-Term	Long-Term
Jets ETF	$276,418,940	$307,358,310
Miners ETF	$20,760,422	$14,311,493
Sea ETF	$1,051,235	$1,201,672
War ETF	—	—

Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which, subject to certain limitations and requirements, may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at rates of up to 20%.
Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from an underlying fund taxable as a RIC or from a REIT may be treated as qualified dividend income generally only to the extent so reported by such underlying fund or REIT, however, dividends received by a Fund from a REIT are generally not treated as qualified dividend income. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income. Fund dividends will not be treated as qualified dividend income if a Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Certain of a Fund’s investment strategies may limit its ability to make distributions eligible for the reduced rates applicable to qualified dividend income.
In the case of corporate shareholders, certain dividends received by a Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend to be eligible. Capital gain dividends distributed to a Fund from other RICs are not eligible, and dividends distributed to a Fund from REITs are generally not eligible for the dividends received deduction. To qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends received deduction with respect to those Shares. Certain of the Funds’ investment strategies may limit their ability to make distributions eligible for the dividends-received deduction for corporate shareholders.
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Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.
Shareholders who have not held Shares for a full year should be aware that a Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.
To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.
If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.
Taxation of Shareholders – Sale, Redemption, or Exchange of Shares. A sale, redemption, or exchange of Shares may give rise to a gain or loss. For tax purposes, an exchange of your Fund Shares for shares of a different fund is the same as a sale. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.
The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The ability of Authorized Participants to receive a full or partial cash redemption of Creation Units of a Fund may limit the tax efficiency of such Fund. An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.
The Trust, on behalf of the Funds, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, a Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will generally not recognize gain or loss upon the exchange of securities for Creation Units.
Authorized Participants purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.
Taxation of Shareholders – Net investment Income Tax. U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for
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federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
Cost Basis Reporting. The cost basis of Shares acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
Certain Foreign Currency Tax Issues. The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the Diversification Requirement described above if such gains are not directly related to a Fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing a Fund’s status as a RIC for all years to which the regulations are applicable.
Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such expenses or liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other financial instruments (such as forward currency contracts and currency swaps), gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of settlement or disposition are also treated as ordinary gain or loss. The gains and losses may increase or decrease the amount of a Fund’s income to be distributed to its shareholders as ordinary income. Each Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of the Fund and is not part of a straddle transaction and (ii) the Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.
Foreign Investments. Dividends and interest received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes.
If more than 50% of the value of a Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. For any year that a Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by a Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments.
If a Fund holds shares in a “passive foreign investment company” (“PFIC”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.
Each Fund may be eligible to treat a PFIC as a “qualified electing fund” (“QEF”) under the Code in which case, in lieu of the foregoing requirements, the Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. To make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, a Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, a Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by a Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of
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the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. To distribute this income and avoid a tax at the fund level, a Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Amounts included in income each year by a Fund arising from a QEF election, will be “qualifying income” under the Qualifying Income Requirement (as described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.
Backup Withholding. Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding”; or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the U.S.
Non-U.S. Shareholders. Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisers prior to investing in the Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. Each Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), each Fund is required to withhold 30% of certain ordinary dividends it pays to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. person that timely provides the certifications required by a fund or its agent on a valid IRS Form W-9 or applicable series of IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the United States to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.
A non-U.S. entity that invests in a Fund will need to provide the fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in a Fund should consult their tax advisors in this regard.
Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, IRAs, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Tax-exempt entities are not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in a Fund if, for example, (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits
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(“REMICs”), (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.
A Fund’s shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.
Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Other Issues. In those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.
The foregoing discussion is based on U.S. federal tax laws and regulations which are in effect on the date of this SAI. Such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisors concerning their specific situations and the application of foreign, federal, state, or local taxes.
FINANCIAL STATEMENTS
The Funds’ Annual Financial Statements and Additional Information for the fiscal year ended December 31, 2024, which were filed as part of the Funds’ most recent Form N-CSR, is a separate document, and the financial statements and accompanying notes appearing therein are incorporated by reference into this SAI. You may request a copy of the Funds’ Annual Financial Statements and Additional Information at no charge by calling 1-800-617-0004 or through the Funds’ website at www.usglobaletfs.com.
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APPENDIX A

U.S. GLOBAL INVESTORS, INC.

PROXY VOTING POLICY AND GUIDELINES

ADOPTED SEPTEMBER 29, 2003
AMENDED SEPTEMBER 19, 2006
AMENDED FEBRUARY 23, 2009
AMENDED DECEMBER 3, 2009
AMENDED MARCH 3, 2010
AMENDED MARCH 24, 2015
AMENDED NOVEMBER 23, 2015
AMENDED FEBRUARY 19, 2016
AMENDED NOVEMBER 17, 2017
AMENDED SEPTEMBER 28, 2022
AMENDED DECEMBER 6, 2024

GENERAL POLICY STATEMENT
USGI serves as the investment adviser to U.S. Global Investors Funds (USGIF), offshore clients and exchange traded funds. USGI is committed to managing its clients’ portfolios in each client’s best interest and, consistent with this duty, take seriously its responsibility to vote proxies on behalf of its clients. The principles which guide the voting policy of USGI are advancing the economic interests of its clients and promoting their rights as beneficial owners of the companies in whose securities they invest.
USGIF has retained a proxy voting and consulting firm to receive proxy voting statements, provide information and research, make proxy vote recommendations, and handle the administrative functions associated with the voting of client proxies, including casting the vote. The proxy voting guidelines developed by the proxy voting firm will be posted to USGI’s website.
With respect to USGIF, the proxy voting firm makes the proxy vote recommendations and USGI retains the ultimate authority on deciding how to vote. In general, it is USGI’s policy to vote in accordance with the proxy voting firm’s recommendations.
Voting policy For All Other Clients
In the event USGI is charged with voting proxies for all other clients, it is USGI’s policy that proxies be voted for all accounts for which it has voting authority in a manner in which USGI believes to be in the best interests of its clients. As an investment manager, USGI is primarily concerned with maximizing the value of its clients’ investment portfolios. As such, USGI may retain a proxy voting and consulting firm to receive proxy voting statements, provide information and research, make proxy vote recommendations, and handle the administrative functions associated with the voting of client proxies, including casting the vote. USGI recognizes that in certain instances the interests of corporate management may not be consistent with what USGI views to be in the best interests of its clients and based on the principle of maximizing shareholder value. Therefore, USGI will monitor the proxy voting and consulting firm for voting consistent with the following voting guidelines.
USGI considers the reputation, experience, and competence of a company’s management and board when it researches and evaluates the merits of purchasing or selling a particular security. In general, USGI has confidence in the abilities and motives of the board and management of the companies in which USGI invests and typically will vote in accordance with them.
When the price of a security held in a portfolio fails to meet USGI’s portfolio department’s expectations and substantially lags its peer group, the portfolio department then analyzes the summation of internal decisions versus external factors to evaluate management’s decisions. This distinction separates internal factors and external events that drive stock performance. If a pattern of poor internal decisions emerges, USGI will generally vote against any management proposal. USGI’s proxy methodology complements its decision-making system.

For all proxy issues, including poison pills, golden parachutes, tender offers, target share payments, fair price amendments, voting rights, shareholder actions, election of directors, etc., USGI will analyze each proxy issue on a case-by-case basis, using its methodology described above, to determine how it will vote.
VOTING PROCEDURES FOR USGIF AND EXCHANGE TRADED FUNDS
I. Standard Vote
Ordinarily the proxy voting firm does not directly notify USGI of a specific vote. Instead, the proxy voting firm will cast the vote in the proxy pursuant to its guidelines. The proxy voting firm posts the voting information on its website, where a member of the Investment Operations Department (or a delegate) will review the vote cast by the proxy voting firm. The Investment Operations Department (or a delegate) will contact the proxy voting firm if the rationale for a proxy vote is required.
II. Override Vote
In the event a portfolio manager disagrees with the proxy voting firm’s vote, he or she will request that the Proxy Review Committee meet to consider the proxy voting firm’s vote and determine whether to override the proxy voting firm’s vote. Minutes of the meeting will be taken by a member of the Investment Operations Department or the Compliance Department. In the event that the Proxy Review Committee agrees to override the proxy voting firm’s vote, or any portion of that vote, a member of the Investment Operations Department (or a delegate) will contact the proxy voting firm and have the vote changed.
III. Refer Vote
In certain events, the proxy voting firm will not provide a recommendation on a voting position, but instead will “refer” its vote to USGI. In this circumstance, the proxy voting firm will contact the Investment Operations Department (or a delegate) to notify them that the proxy voting firm will not make a recommendation on the proxy. The Investment Operations Department (or a delegate) will call a meeting of the Proxy Review Committee (see below for further information) for the committee’s consideration. After a decision has been made, the Investment Operations Department (or a delegate) will contact the proxy voting firm and instruct it how to vote the proxy.
IV. Share Blocking
When a fund owns foreign securities in a market that is subject to share blocking (where a holding period is mandated and trading in that security is restricted if a proxy is voted), the proxy voting firm will contact the Investment Operations Department (or a delegate) to confirm if the proxy should be voted. The Investment Operations Department (or a delegate) will contact the portfolio manager of that fund about the proxy and inquire whether they want to vote if share blocking is an issue. The Investment Operations Department (or a delegate) will contact the proxy voting firm about the decision and whether the vote should be cast.
V. Securities Not Covered by the Proxy Voting Firm
The proxy voting firm may not provide coverage for certain securities held by a fund (i.e., a privately held company) and, therefore, will not make a recommendation nor cast a proxy vote. Instead, either the issuer or a broker-dealer will typically notify either a member of the Investment Operations Department or a portfolio manager of the issuer’s proxy. Upon notification of a proxy solicitation, the individual will forward the information to the Investment Operations Department (or a delegate), who will request that the Proxy Review Committee meet to consider the proxy and determine how to vote. After the meeting, the Investment Operations Department (or a delegate) will provide the issuer’s proxy to the entity responsible for collecting the proxy.
Form N-PX
Beginning in July 2024, all Institutional Investment Managers subject to the reporting requirements of Section 13(f) will be required to file Form N-PX to disclose how they voted on executive compensation (“say-on-pay”) matters with respect to any Section 13(f) security over which they exercised voting power. Section 14A(a) of the Exchange Act requires not less frequently than once every 3 years a separate resolution subject to shareholder vote to approve the compensation of executives. Section 14A(b) requires shareholder approval for any acquisition, merger, consolidation or proposed sale or other disposition of all or substantially all of the assets of an issuer, that contain any agreements or understandings with any named executive officers of the issuer or the acquiring issuer concerning any type of compensation (whether present, deferred, on contingent) that is based on or otherwise relates to the acquisition, merger, consolidation, sale or disposition of the issuers assets (i.e. “golden parachute compensation”). Proxy votes that contain such compensation provisions required under Section 14A(a) or 14A(b) are those that are subject to reporting on Form N-PX.

Form N-PX is to be filed not later than August 31 of each year for the most recent 12-month period ended June 30, except in the case of Institutional Investment Managers that make initial or final filings on Form 13F during the relevant 12-month period, as follows:
•Initial Filing – An Institutional Manager is not required to file a report on Form N-PX for the 12-month period ending June 30 of the calendar year in which the manager’s initial filing on Form 13F is due pursuant to Rule 13f-1 under the Exchange Act. Rather, Institutional Investment Managers will be required to file a report on Form N-PX for the period ending June 30 for the calendar year following the manager’s initial filing on Form 13F. For purposes of this paragraph, an “initial filing” on Form 13F means any quarterly filing on Form 13F if no filing on Form 13F was required for the immediately preceding calendar quarter.
•Final Filing – An Institutional Manager is not required to file a report on Form N-PX with respect to any shareholder vote at a meeting that occurs after September 30 of the calendar year in which the manager’s final filing on Form 13F is due pursuant to Rule 13f-1 under the Exchange Act. An Institutional Investment Manager is required to file a Form N-PX for the period July 1 through September 30 of the calendar year in which the manager’s final filing on Form 13F is due pursuant to Rule 13f-1 under the Exchange Act; this filing is required to be made not later than March 1 of the immediately following calendar year. For purposes of this paragraph, a “final filing” on Form 13F means any quarterly filing on Form 13F if no filing on Form 13F is required for the immediately subsequent calendar quarter.
USGI votes on any say-on-pay shareholder vote throughout the reporting period, which will include say-on-pay votes held by foreign issuers or other issuers of securities that are not reported on Form 13F. Institutional Investment Managers must report on such matters for any securities that were held during the period but subsequently disposed of prior to the quarter-end Form 13F reporting periods.
Institutional Investment Managers that have disclosed a policy of not voting proxies, and that do not in fact vote during the reporting period, must file a “Form N-PX notice report” which includes a cover page and signature page noting this fact. However, such managers will not be required to report any information on a security-by-security basis. In additional Institutional Investment Managers that do not have any relevant proxy votes to report for the reporting period will file a similar Form N-PX notice report. Institutional Investment Managers may request confidential treatment on Form N-PX.
Investment Operations receives draft filings of N-PX from the Fund Administrator and reviews for accuracy. Requested changes or approval of the Form N-PX filings are communicated to the Fund Administrator by Investment Operation.
Filing Responsibility
Global Fund Services or other third-party provider files Form N-PX for the Company.
PROXY REVIEW COMMITTEE
The Proxy Review Committee shall consist of a member of the Investments and Investment Operations Departments. In reviewing and evaluating the proxy voting firm’s recommendations, the Proxy Review Committee may consider information from other sources, including, but not limited to, the recommendation of an Investments Department member as well as the fundamental and statistical models used by the Investments Department when making investment decisions. One of the primary factors USGI considers when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that USGI considers in determining how proxies should be voted. As a matter of practice, USGI will vote in accordance with management’s position. However, in the case of a “refer” or “override vote,” each issue is individually evaluated and USGI will consider its effect on the investment merits of owning the company’s shares. With respect to international securities, USGI is mindful of the varied market practices and environments relating to corporate governance in the local regions. USGI may decide that it is in its client’s best interest to not vote the shares of foreign companies.
Conflicts of Interest
If the Proxy Review Committee determines that, through reasonable inquiry, an issue raises a potential material conflict of interest (conflicts, that in the opinion of the Proxy Review Committee, a reasonable investor would view as important in making a decision regarding how to vote a proxy), the Proxy Review Committee will follow the recommendations of the proxy voting firm except as follows. If the Proxy Review Committee believes that it would be in the best interest of USGI’s fund clients to vote a proxy other than according to the recommendation of the proxy voting firm, the committee shall document in writing the basis supporting its determination. A summary of all such votes shall be presented to the relevant fund board of trustees at the next regularly scheduled meeting of the board.

Monitoring of Proxy Voting and Consulting Firm
On a quarterly basis, the Chief Compliance Officer or designee of USGI will obtain a certification from the proxy voting and consulting firm that it has voted proxies on behalf of USGI’s clients according to the firm’s guidelines and that it has adhered to its conflict of interest policies.
Records
All proxy voting records will be maintained in with Investment Operations.

PART C: OTHER INFORMATION
Item 28. Exhibits

(a)	(i)
Certificate of Trust dated February 9, 2012 of ETF Series Solutions (the “Trust” or the “Registrant”) is incorporated herein by reference to Exhibit (a)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on February 17, 2012.

(ii)
Registrant’s Agreement and Declaration of Trust dated February 17, 2012 is incorporated herein by reference to Exhibit (a)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on February 17, 2012.

(b)
Registrant’s Amended and Restated Bylaws dated August 18, 2014, are incorporated herein by reference to Exhibit (b) to the Registrant’s Registration Statement on Form N-1A, as filed on September 8, 2014.

(c)			Not applicable.
(d)	(i)	(A)
Investment Advisory Agreement between the Trust and U.S. Global Investors, Inc. dated February 19, 2015 is incorporated herein by reference to Exhibit (d)(vii) to the Registrant’s Registration Statement on Form N-1A, as filed on April 22, 2015.

(B)
Amendment to the Investment Advisory Agreement between the Trust and U.S. Global Investors, Inc. is incorporated herein by reference to Exhibit (d)(i)(B) to the Registration Statement on Form N-1A, as filed on December 17, 2024.

(e)	(i)	(A)
Distribution Agreement between the Trust and Quasar Distributors, LLC dated September 30, 2021 is incorporated herein by reference to Exhibit (e)(i)(A) to the Registrant’s Registration Statement on Form N‑1A, as filed on October 28, 2021.

(B)
Sixteenth Amendment to the Distribution Agreement with Quasar Distributors, LLC is incorporated herein by reference to Exhibit (e)(i)(B) to the Registrant’s Registration Statement on Form N-1A, as filed on February 27, 2025.

(ii)
Form of Authorized Participant Agreement for Quasar Distributors, LLC is incorporated herein by reference to Exhibit (e)(iii) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

(f)			Not applicable.
(g)	(i)	(A)
Custody Agreement between the Trust and U.S. Bank National Association dated May 16, 2012 is incorporated herein by reference to Exhibit (g) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

		(B)	Amended Exhibit K to the Custody Agreement is incorporated herein by reference to Exhibit (g)(i)(B) to the Registration Statement on Form N-1A, as filed on December 17, 2024.
(h)	(i)	(A)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated May 16, 2012 is incorporated herein by reference to Exhibit (h)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

		(B)	Amended Exhibit J to the Fund Administration Servicing Agreement is incorporated herein by reference to Exhibit (g)(i)(B) to the Registration Statement on Form N-1A, as filed on December 17, 2024.
	(ii)	(A)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated May 16, 2012 is incorporated herein by reference to Exhibit (h)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

		(B)	Amended Exhibit I to the Fund Accounting Servicing Agreement is incorporated herein by reference to Exhibit (h)(i)(B) to the Registration Statement on Form N-1A, as filed on December 17, 2024.
	(iii)	(A)
Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated May 16, 2012 is incorporated herein by reference to Exhibit (d)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

		(B)	Amended Exhibit I to the Transfer Agent Agreement is incorporated herein by reference to Exhibit (h)(i)(B) to the Registration Statement on Form N-1A, as filed on December 17, 2024.
	(iv)	(A)	Powers of Attorney dated October 5, 2023 are incorporated herein by reference to Exhibit (h)(iv) to the Registrant’s Registration Statement on Form N-1A, as filed on October 20, 2023.
	(v)	(A)
Compliance Services Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated May 24, 2022 is incorporated herein by reference to Exhibit (h)(v)(A) to the Registrant’s Registration Statement on Form N-1A, as filed on May 26, 2022.

(vi)
Certificate of Secretary dated July 13, 2023 with respect to powers of attorney is incorporated herein by reference to Exhibit (h)(vi) to the Registrant’s Registration Statement on Form N-1A, as filed on July 25, 2023.

(vii)
Operating Expenses Limitation Agreement (U.S. Global Sea to Sky Cargo ETF) is incorporated herein by reference to Exhibit (h)(vii) to the Registrant’s Registration Statement on Form N‑1A, as filed on October 28, 2021.

(i)	(i)		Opinion and Consent of Counsel (U.S. Global Jets ETF) is incorporated herein by reference to Exhibit (i) to the Registrant’s Registration Statement on Form N-1A, as filed on April 22, 2015.
(ii)
Opinion and Consent of Counsel (U.S. Global GO GOLD and Precious Metal Miners ETF) is incorporated herein by reference to Exhibit (i) to the Registrant’s Registration Statement on Form N-1A, as filed on June 8, 2017.

(iii)
Opinion and Consent of Counsel (U.S. Global Sea to Sky Cargo ETF) is incorporated herein by reference to Exhibit (i)(iii) to the Registrant’s Registration Statement on Form N‑1A, as filed on October 28, 2021.

(iv)
Opinion and Consent of Counsel (U.S. Global Technology and Aerospace & Defense ETF) is incorporated herein by reference to Exhibit (i)(iv) to the Registrant’s Registration Statement on Form N-1A, as filed on December 17, 2024.

(j)			Consent of Independent Registered Public Accounting Firm – filed herewith.
(k)			Not applicable.
(l)	(i)
Initial Capital Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated April 23, 2012 is incorporated herein by reference to Exhibit (l)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

(ii)
Letter of Representations between the Trust and Depository Trust Company dated May 21, 2012 is incorporated herein by reference to Exhibit (l)(ii) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.

(m)	(i)	(A)	Rule 12b-1 Plan is incorporated herein by reference to Exhibit (m) to the Registrant’s Registration Statement on Form N-1A, as filed on May 23, 2012.
(B)
Amended Schedule A to Rule 12b-1 Plan dated October 10, 2024 is incorporated herein by reference to Exhibit (m)(i)(B) to the Registrant’s Registration Statement on Form N-1A, as filed on December 17, 2024.

(n)			Not applicable.
(o)			Reserved.
(p)	(i)		Code of Ethics for the Trust is incorporated herein by reference to Exhibit (p)(i) to the Registrant’s Registration Statement on Form N-1A, as filed on September 28, 2021.
(ii)
Code of Ethics for U.S. Global Investors, Inc. dated December 4, 2019 is incorporated herein by reference to Exhibit (p)(iii) to the Registrants Registration Statement on Form N-1A, as filed on April 28, 2020.

Item 29. Persons Controlled by or Under Common Control with Registrant
No person is directly or indirectly controlled by or under common control with the Registrant.
Item 30. Indemnification
The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser
This Item incorporated by reference each investment adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, as listed below. Each Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trust’s Statement of Additional Information.

Investment Adviser	SEC File No.
U.S. Global Investors, Inc.	801-4868
Item 32(a). Principal Underwriter
Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1. Advisor Managed Portfolios
2.Capital Advisors Growth Fund, Series of Advisors Series Trust
3.Chase Growth Fund, Series of Advisors Series Trust
4.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.Ecofin Tax-Exempt Private Credit Fund, Inc.
6.Edgar Lomax Value Fund, Series of Advisors Series Trust
7.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
8.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
9.Huber Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.Huber Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
15.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
16.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
17.PIA BBB Bond Fund, Series of Advisors Series Trust
18.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
19.PIA High Yield Fund, Series of Advisors Series Trust
20.PIA MBS Bond Fund, Series of Advisors Series Trust
21.PIA Short-Term Securities Fund, Series of Advisors Series Trust
22.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
23.Poplar Forest Partners Fund, Series of Advisors Series Trust
24.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
25.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
26.Pzena International Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Reverb ETF, Series of Advisors Series Trust
30.Scharf Fund, Series of Advisors Series Trust
31.Scharf Global Opportunity Fund, Series of Advisors Series Trust
32.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
33.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
34.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
35.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust

39.Angel Oak Strategic Credit Fund
40.Brookfield Infrastructure Income Fund Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.DoubleLine Funds Trust
44.EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.Ecofin Tax-Advantaged Social Impact Fund, Inc.
46.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
47.AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
48.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
49.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
50.AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
51.AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
52.AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
53.AAM Transformers ETF, Series of ETF Series Solutions
54.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
55.Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
56.Aptus Defined Risk ETF, Series of ETF Series Solutions
57.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
58.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
59.Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
60.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
61.Aptus Large Cap Upside ETF, Series of ETF Series Solutions
62.Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
63.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
64.Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
65.BTD Capital Fund, Series of ETF Series Solutions
66.Carbon Strategy ETF, Series of ETF Series Solutions
67.ClearShares OCIO ETF, Series of ETF Series Solutions
68.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
69.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
70.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
71.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
72.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
73.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
74.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
75.Hoya Capital Housing ETF, Series of ETF Series Solutions
76.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
77.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
78.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
79.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
80.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
81.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
82.Opus Small Cap Value ETF, Series of ETF Series Solutions
83.Range Cancer Therapeutics ETF, Series of ETF Series Solutions
84.Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
85.The Acquirers Fund, Series of ETF Series Solutions
86.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
87.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
88.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
89.U.S. Global JETS ETF, Series of ETF Series Solutions
90.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
91.US Vegan Climate ETF, Series of ETF Series Solutions
92.Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
93.Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
94.First American Funds Trust
95.FundX Investment Trust
96.The Glenmede Fund, Inc.

97.The GoodHaven Funds Trust
98.Harding, Loevner Funds, Inc.
99.Hennessy Funds Trust
100.Horizon Funds
101.Hotchkis & Wiley Funds
102.Intrepid Capital Management Funds Trust
103.Jacob Funds Inc.
104.The Jensen Quality Growth Fund Inc.
105.Kirr, Marbach Partners Funds, Inc.
106.Leuthold Funds, Inc.
107.Core Alternative ETF, Series of Listed Funds Trust
108.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
109.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
110.LKCM Funds
111.LoCorr Investment Trust
112.MainGate Trust
113.ATAC Rotation Fund, Series of Managed Portfolio Series
114.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
115.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
116.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
117.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
118.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
119.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
120.Kensington Active Advantage Fund, Series of Managed Portfolio Series
121.Kensington Defender Fund, Series of Managed Portfolio Series
122.Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
123.Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
124.Kensington Managed Income Fund, Series of Managed Portfolio Series
125.LK Balanced Fund, Series of Managed Portfolio Series
126.Muhlenkamp Fund, Series of Managed Portfolio Series
127.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
128.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
129.Olstein All Cap Value Fund, Series of Managed Portfolio Series
130.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
131.Port Street Quality Growth Fund, Series of Managed Portfolio Series
132.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
133.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
134.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
135.Reinhart International PMV Fund, Series of Managed Portfolio Series
136.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
137.Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
138.Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
139.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
140.Tremblant Global ETF, Series of Managed Portfolio Series
141.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
142.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
143.Hood River New Opportunities Fund, Series of Manager Directed Portfolios
144.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
145.Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
146.SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
147.SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
148.SWP Growth & Income ETF, Series of Manager Directed Portfolios
149.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
150.Mason Capital Fund Trust
151.Matrix Advisors Funds Trust
152.Matrix Advisors Value Fund, Inc.
153.Monetta Trust
154.Nicholas Equity Income Fund, Inc.

155.Nicholas Fund, Inc.
156.Nicholas II, Inc.
157.Nicholas Limited Edition, Inc.
158.Oaktree Diversified Income Fund Inc.
159.Permanent Portfolio Family of Funds
160.Perritt Funds, Inc.
161.Procure ETF Trust II
162.Professionally Managed Portfolios
163.Prospector Funds, Inc.
164.Provident Mutual Funds, Inc.
165.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
166.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
167.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
168.Aquarius International Fund, Series of The RBB Fund, Inc.
169.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
170.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
171.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
172.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
173.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
174.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
175.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
176.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
177.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
178.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
179.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
180.F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
181.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
182.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
183.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
184.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
185.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
186.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
187.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
188.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
189.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
190.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
191.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
192.SGI Global Equity Fund, Series of The RBB Fund, Inc.
193.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
194.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
195.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
196.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
197.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
198.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
199.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
200.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
201.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
202.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
203.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
204.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
205.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
206.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
207.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
208.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
209.WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
210.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
211.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
212.The RBB Fund Trust

213.RBC Funds Trust
214.Rockefeller Municipal Opportunities Fund
215.Series Portfolios Trust
216.Thompson IM Funds, Inc.
217.Tortoise Capital Series Trust
218.TrimTabs ETF Trust
219.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
220.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
221.CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
222.CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
223.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
224.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
225.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
226.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
227.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
228.Jensen Quality MidCap Fund, Series of Trust for Professional Managers
229.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
230.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
231.USQ Core Real Estate Fund
232.Wall Street EWM Funds Trust
233.Wisconsin Capital Funds, Inc.
Item 32(b). The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President/Chief Compliance Officer/Treasurer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

Item 32(c). Not applicable

Item 33. Location of Accounts and Records
The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212

Records Relating to:	Are located at:
Registrant’s Principal Underwriters	Quasar Distributors, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Registrant’s Investment Advisers	U.S. Global Investors, Inc. 7900 Callaghan Road San Antonio, Texas 78229

Item 34. Management Services
Not applicable.

Item 35. Undertakings
Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A (this “Amendment”) under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on April 25, 2025.

ETF Series Solutions

/s/ Kristina R. Nelson
Kristina R. Nelson President
Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities indicated on April 25, 2025.

Signature	Title

* David A. Massart	Trustee
David A. Massart

* Janet D. Olsen	Trustee
Janet D. Olsen

* Leonard M. Rush	Trustee
Leonard M. Rush

* Michael A. Castino	Trustee
Michael A. Castino

* Kristina R. Nelson	President
Kristina R. Nelson

* Kristen M. Weitzel	Treasurer
Kristen M. Weitzel

*By: /s/Kristina R. Nelson
Kristina R. Nelson
pursuant to Powers of Attorney

INDEX TO EXHIBITS

Exhibit Number	Description
(j)	Consent of Independent Registered Public Accounting Firm